UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end:  09/30/2020

Date of reporting period: 03/31/2020

ITEM 1.               REPORTS TO SHAREHOLDERS

The Semi-Annual reports to Shareholders of the EAS Crow Point Alternatives Fund, Crow Point Global Tactical Allocation Fund, Crow Point Alternative Income Fund and the Midwood Long/Short Equity Fund (the “Funds”), each a series of the 360 Funds (the “registrant”), for the period ended March 31, 2020 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1), as amended, is filed herewith.

EAS Crow Point Alternatives Fund

Investor Class Shares (Ticker Symbol: EASAX)

Institutional Class Shares (Ticker Symbol: EASIX)

Crow Point Global Tactical Allocation Fund

Investor Class Shares (Ticker Symbol: CGHAX)

Institutional Class Shares (Ticker Symbol: CGHIX)

Crow Point Alternative Income Fund

Investor Class Shares (Ticker Symbol: AAIFX)

Institutional Class Shares (Ticker Symbol: AIIFX)

Series of the

360 Funds

SEMI-ANNUAL REPORT

March 31, 2020

Investment Adviser:

Crow Point Partners, LLC

280 Summer Street, Suite M1

Boston, MA 02210

1-877-327-0757

www.crowpointfunds.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds’ prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Crow Point Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a Crow Point Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a Crow Point Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Crow Point Funds complex/your financial intermediary.

i

Crow Point Funds	SEMI-ANNUAL REPORT
INVESTMENT HIGHLIGHTS EAS Crow Point Alternatives Fund March 31, 2020 (Unaudited)

The investment objective of the EAS Crow Point Alternatives Fund (the “EAS Fund”) is preservation and growth of capital.

Crow Point Partners, LLC’s (the “Adviser”) investment philosophy centers on the preservation and growth of capital through both good and bad markets. The Adviser believes that for most shareholders, investment success is about growing capital over time while protecting it at all times, not about beating a market index which can frequently involve losses while still meeting the objective. Thus, the Adviser follows an absolute return approach in managing the Fund, as defined below. In executing its strategy, the Adviser attempts to generate consistent, positive returns regardless of market conditions by allocating the EAS Fund’s investments among multiple alternative investment styles. The goal of the Adviser in managing the Fund’s assets is to construct a portfolio of assets that exhibit low correlation with and downside capture of the stock market.

The EAS Fund pursues its absolute return objective by tactically allocating its capital among multiple potential alternative investment classes, including investments in private funds. The EAS Fund may, generally, pursue investments among the following alternative investment classes or strategies: Long-Short Equity, Long-Short Credit, Asset Backed Securities, Arbitrage, Commodities, Convertibles, Floating Rate Debt, Currencies, Emerging Market Bonds, Emerging Market Equities, High Yield, Managed Futures, and Real Estate (primarily through real estate investment trusts). The EAS Fund may invest directly or through other mutual funds, exchange traded funds (“ETFs”), closed-end funds and private funds, including hedge funds (“Underlying Funds”) across these alternative investment classes. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. The Adviser may invest a portion of the EAS Fund’s assets in other mutual funds that are also advised by the Adviser. The Adviser will adjust the asset allocation among each alternative investment class based on its assessment of market conditions and investment opportunities. Depending on market conditions, the core of the EAS Fund’s investments will ordinarily be in long-short equity and long-short credit strategies managed by the Adviser. The Adviser also expects to utilize other alternative asset classes to round out portfolio allocations, some of which may also be managed by the Adviser, others may be managed by a Sub-adviser. The Adviser will execute a portion of the EAS Fund’s strategy by investing in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in commodities, commodity-linked derivative investments and other futures contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

Allocation of Portfolio Holdings

Asset Class	Percentage of Net Assets
Mutual Funds	27.47%
Hedge Fund	16.52%
Common Stock	12.65%
Exchange-Traded Funds	5.70%
Partnerships	2.18%
Call Options Purchased	0.01%
Other, Cash and Cash Equivalents	35.47%
100.00%

The percentages in the above table are based on the portfolio holdings of the EAS Fund as of March 31, 2020 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Consolidated Schedule of Investments.

1

Crow Point Funds	SEMI-ANNUAL REPORT
INVESTMENT HIGHLIGHTS Crow Point Global Tactical Allocation Fund March 31, 2020 (Unaudited)

The investment objective of the Crow Point Global Tactical Allocation Fund (the “Global Fund”) is to seek income with long-term growth of capital as a secondary objective.

The Global Fund intends to achieve its investment objective by utilizing an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to common stocks and other investments. The Global Fund will invest primarily in common stocks of all issuers, exchange-traded funds (“ETFs”) and actively managed open-end registered investment companies (“open-end funds”), as well as actively managed closed-end registered investment companies (“closed-end funds”). The Global Fund, through underlying vehicles and securities in which it invests, may invest in non-U.S. companies (including those in emerging markets). The Global Fund may also invest directly in debt securities.

The Global Fund may, but is not required to: (i) enter into equity, total return and currency swap agreements, futures contracts and options on futures contracts (including with respect to index and commodities) and forward currency contracts; and (ii) write put and covered call options on securities (including ETFs and exchange-traded notes (“ETNs”)), indexes and currencies, in each case for hedging purposes or to seek to increase returns, including as a substitute for purchasing an underlying vehicle. The Global Fund may, but is not required to, effect short sales of securities. A short sale involves the sale of a security that the Global Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Adviser is expecting the value of such securities to fall during the period of the Global Fund’s investment exposure.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets*
Exchange-Traded Funds	64.03%
Closed-End Funds	5.31%
Partnerships	0.92%
Mortgage Backed Securities	0.03%
Asset Backed Securities	0.01%
Cash and Cash Equivalents	29.70%
100.00%

*	The percentages in the above table are based on the portfolio holdings of the Global Fund as of March 31, 2020 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

Crow Point Funds	SEMI-ANNUAL REPORT
INVESTMENT HIGHLIGHTS Crow Point Alternative Income Fund March 31, 2020 (Unaudited)

The investment objective of the Crow Point Alternative Income Fund (the “Income Fund”) is to seek above-average total returns over a complete market cycle primarily through capital appreciation and income generation.

The Income Fund seeks to achieve its investment objective under normal market conditions of providing shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation by allocating assets among credit related instruments such as corporate bonds, municipal bonds, mortgage and asset-backed securities, and floating rate securities. The Income Fund considers “above-average total returns” to be returns that are uncorrelated to, and greater than, the Income Fund’s primary benchmark. The Income Fund may invest in investment grade as well as below investment grade securities (also known as “junk bonds”). The Income Fund may invest without regard to maturity. The Income Fund may also invest in equity securities including those of private issuers, debt securities of private issuers, non-publicly traded real estate investments trusts (“REITs”), exchange-traded-notes (“ETNs”), exchange-traded funds (“ETFs”), mutual funds and publicly traded and non-publicly traded business development companies (“BDCs”). In regard to investments in equity securities, the Income Fund may invest without regard to market capitalization.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets
Corporate Bonds	42.70%
Exchange-Traded Funds	32.04%
Closed-End Funds	5.97%
Mortgage Backed Securities	4.25%
Mutual Funds	2.88%
Partnerships	1.07%
Asset Backed Securities	0.72%
Preferred Stock	0.39%
Other, Cash and Cash Equivalents	9.98%
100.00%

The percentages in the above table are based on the portfolio holdings of the Income Fund as of March 31, 2020 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 17.16%	Shares	Value

Apparel - 0.23%
Nike, Inc.	636	$52,623

Banks - 0.17%
Morgan Stanley	1,136	38,624

Biotechnology - 1.83%
Amarin Corp. PLC - ADR (a) (b)	25,000	100,000
Avid Bioservices, Inc. (a) (b)	19,281	98,526
Baudax Bio, Inc. (a) (b)	60,400	149,792
Mainstay Medical International PLC (a) (b)	21,429	73,219
PolarityTE, Inc. (a) (b)	2,500	2,700
		424,237
Commercial Services - 3.41%
CRA International, Inc. (b)	2,580	86,198
R1 RCM, Inc. (a) (b)	45,000	409,050
Rosetta Stone, Inc. (a) (b)	21,240	297,785
		793,033
Cosmetics & Personal Care - 0.39%
Procter & Gamble Co. (b)	814	89,540

Distribution & Wholesale - 0.40%
IAA, Inc. (a) (b)	1,923	57,613
Copart, Inc.	502	34,397
		92,010
Diversified Financial Services - 0.15%
Invesco Ltd.	3,923	35,621

Electronics - 0.45%
OSI Systems, Inc. (a) (b)	1,500	103,380

Engineering & Construction - 0.32%
Limbach Holdings, Inc. (a) (b)	26,113	74,422

Environmental Control - 0.13%
Tetra Tech, Inc.	431	30,437

Healthcare - Services - 0.34%
Chemed Corp. (b)	180	77,976

Home Builders - 0.12%
Lennar Corp. - Class A	752	28,726

Housewares - 0.17%
Scotts Miracle-Gro Co.	394	40,346

Insurance - 0.62%
Allstate Corp. (b)	796	73,017
Equitable Holdings, Inc. (b)	4,944	71,441
		144,458

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 17.16% (continued)	Shares	Value

Investment Companies - 0.63%
Ares Capital Corp. (b)	13,683	$147,503

Media - 2.27%
Cable One, Inc. (b)	58	95,353
EW Scripps Co. (b)	20,426	154,012
Nexstar Media Group (b)	4,800	277,104
		526,469
Pharmaceuticals - 1.66%
DexCom, Inc. (a) (b)	286	77,011
Nabriva Therapeutics PLC (a)	40,000	23,000
Recro Pharma, Inc. (a) (b)	35,000	285,950
		385,961
REITS - 0.14%
TPG RE Finance Trust, Inc. (b)	6,068	33,313

Retail - 0.76%
AutoZone, Inc. (a)	96	81,216
Nordstrom, Inc. (b)	2,193	33,641
Target Corp.	662	61,546
		176,403
Semiconductors - 2.54%
Applied Materials, Inc. (b)	1,852	84,859
Maxim Integrated Products, Inc.	1,894	92,067
NVIDIA Corp. (b)	1,289	339,780
Qorvo, Inc. (a)	912	73,534
		590,240
Software - 0.43%
Coupa Software, Inc. (a) (b)	710	99,208

TOTAL COMMON STOCK (Cost $6,719,193)		3,984,530

EXCHANGE TRADED FUNDS - 5.70%

Debt Funds - 1.77%
iShares 20+ Year Treasury Bond ETF	2,500	412,425

Equity Funds - 3.93%
ProShares Ultrashort S&P 500	2,250	68,513
ProShares Short Russell 2000	17,500	843,325
		911,838

TOTAL EXCHANGE TRADED FUNDS (Cost $1,334,279)		1,324,263

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

MUTUAL FUNDS - 27.47%	Shares	Value

Asset Allocation Funds - 5.51%
Crow Point Alternative Income Fund - Investor Class (c)	165,528	$1,279,535

Equity Fund - 21.96%
Crow Point Small-Cap Growth Fund - Institutional Class (a) (c)	723,142	4,512,403
LS Opportunity Fund	0	1
Midwood Long/Short Equity Fund (a) (c)	84,665	588,421
		5,100,825

TOTAL MUTUAL FUNDS (Cost $8,575,126)		6,380,360

HEDGE FUND - 16.52%

ACA Master Select Fund LP (a) (d)	43,376	3,835,836

TOTAL HEDGE FUND (Cost $4,456,057)		3,835,836

BONDS & NOTES - 0.00%	Principal Amount

ASSET BACKED SECURITIES - 0.00%

Home Equity ABS - 0.00%
RASC Series 2003-KS4 Trust, 3.87%, due 05/25/2033 (b)	$385	387

TOTAL ASSET BACKED SECURITIES (Cost $391)		387

TOTAL BONDS & NOTES (Cost $391)		387

PARTNERSHIPS - 2.18%	Shares

Global Partners LP (b)	22,032	194,322
K-20 Education Partners LP (a) (f)	156,149	170,651
United States Oil Fund LP (a)	33,600	141,456

TOTAL PARTNERSHIPS (Cost $736,473)		506,429

CALL OPTIONS PURCHASED - 0.01%		Notional	Exercise
	Contracts[1]	Amount	Price	Expiration	Value

SPDR S&P 500 ETF Trust	150	$4,545,000	$303.00	4/18/2020	2,100
Domo, Inc.	7	$18,200	$26.00	4/18/2020	455
TOTAL CALL OPTIONS PURCHASED (Cost $157,538)					2,555

TOTAL OPTIONS PURCHASED (Cost $157,538)					2,555

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

SHORT-TERM INVESTMENT - 4.99%	Shares	Value

Federated Government Obligations Fund - Institutional Class, 0.33% (e)	1,158,812	$1,158,812

TOTAL SHORT-TERM INVESTMENT (Cost $1,158,812)		1,158,812

TOTAL INVESTMENTS (Cost $23,137,869) - 74.03%		17,193,172

SECURITIES SOLD SHORT (Proceeds $1,172,460) - (4.51%)		(1,048,000)

OPTIONS WRITTEN (Premiums received $67,911) - (0.00%)		(750)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 30.48%		7,079,723

NET ASSETS - 100%		$23,224,145

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for put options written and securities sold short.
(c)	Affiliated investment company.
(d)	Private equity fund purchased on March 1, 2016 that invests in the DCM Multi-Manager Fund, LLC (Series A) and the DCM Multi-Manager Fund, LLC (Series D). Redemptions may be made monthly upon 30 days written notice. There were no unfunded commitments as of September 30, 2019. This investment is valued using the practical expedient. For more information on the practical expedient, please refer to the security valuation section on Note 3 of the accompanying notes to the financial statements.
(e)	Rate shown represents the 7-day effective yield at March 31, 2020, is subject to change and resets daily.
(f)	Private equity fund purchased on February 11, 2019 that seeks to capture the opportunity presented by the education sector by investing long and short in a concentrated portfolio of public and private equity and debt securities. Withdrawals may be made quarterly upon 45 days written notice, commencing 12 months after making the initial capital contribution. There were no unfunded commitments as of December 31, 2019. This investment is valued using the practical expedient. For more information on the practical expedient, please refer to the security valuation section on Note 3 of the accompanying notes to the financial statements.
[1]	Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these consolidated financial statements.

EAS CROW POINT ALTERNATIVES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT
March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

SECURITIES SOLD SHORT - (4.51)%

COMMON STOCK - (4.51)%	Shares	Value

Auto Manufacturers - (4.51)%
Tesla, Inc.	2,000	$1,048,000

TOTAL COMMON STOCK (Proceeds $1,172,460)		1,048,000

TOTAL SECURITIES SOLD SHORT (Proceeds $1,172,460)		$1,048,000

The accompanying notes are an integral part of these financial statements.

EAS CROW POINT ALTERNATIVES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - WRITTEN OPTIONS
March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (0.00)%

CALL OPTIONS WRITTEN - (0.00)%	Contracts[1]	Notional Amount	Exercise Price	Expiration	Value

SPDR S&P 500 ETF Trust	150	$4,725,000	$315.00	4/17/2020	$750

TOTAL CALL OPTIONS WRITTEN (Proceeds $67,911)					750

TOTAL OPTIONS WRITTEN (Premiums received $)					$750

1 Each option contract is equivalent to 100 shares of the underlying common stock.  All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

EAS CROW POINT ALTERNATIVES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - TOTAL RETURN SWAP
March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

TOTAL RETURN SWAP - 1.21%

Unrealized Gain

The CPAS dbSelect Basket (the “Basket”) is a proprietary swap of Deutsche Bank AG. The number of shares is 200,000, with a receivable rate of 1.85% (Fed Funds Rate +30bps). The Basket will be governed by Deutsche Bank AG operating through Deutsche Bank Index Quant (“DBIQ”), an independent research unit within Deutsche Bank AG via its internal processes and the “Basket Calculation Agent” shall mean Deutsche Bank AG acting in such capacity or any successor thereto. The Basket may offer exposure to over-the-counter foreign exchange and currency option transactions and to exchange traded futures and options related to commodities, metals, financial instruments, currencies, interest rates or indices. The swap became effective on November 5, 2019, and has a term of 12 months thereon unless terminated earlier. (Notional Value 20,000,000).

$281,740
281,740

CPAS dbSelect Basket Holdings

LONG FUTURES CONTRACTS - 0.75%	Contracts	Counterparty	Notional Amount	Expiration	Unrealized Appreciation (Depreciation)	Percentage of Total Return Swap Unrealized Gain

10 year US Treasury Notes Future	7	Deutsche Bank AG	$971,250	6/30/2020	$39,745	14.11%
2 year US Treasury Notes Future	15	Deutsche Bank AG	4,162,500	7/6/2020	47,264	16.78%
5 year US Treasury Notes Future	21	Deutsche Bank AG	2,913,750	7/6/2020	79,436	28.19%
Gasoline RBOB Future	4	Deutsche Bank AG	23,310,000	4/30/2020	4,512	1.60%
Light Sweet Crude Oil (WTI) Future	1	Deutsche Bank AG	138,750	4/21/2020	(11,206)	(3.98)%
JPY/USD	9	Deutsche Bank AG	15,609,375,000	6/15/2020	(1,404)	(0.50)%
US Dollar Index Future	12	Deutsche Bank AG	—	6/15/2020	22,078	7.84%
Eurodollar	20	Deutsche Bank AG	6,937,500	6/15/2020	1,282	0.45%
Gold	5	Deutsche Bank AG	69,375	6/26/2020	(8,610)	(3.06)%
					173,096
SHORT FUTURES CONTRACTS - 0.77%

Corn Future	(15)	Deutsche Bank AG	(255,094)	5/14/2020	27,422	9.73%
Cotton No.2 Future	(8)	Deutsche Bank AG	(202,780)	5/6/2020	75,811	26.91%
Soybeans Future	(7)	Deutsche Bank AG	(309,706)	5/14/2020	1,965	0.70%
Wheat Future	(13)	Deutsche Bank AG	(371,150)	5/14/2020	(23,198)	(8.23)%
Copper Future	(4)	Deutsche Bank AG	(222,225)	5/27/2020	35,714	12.68%
Henry Hub Natural Gas Future	(2)	Deutsche Bank AG	(33,090)	4/28/2020	4,383	1.56%
NY Harbour ULSD Future	(3)	Deutsche Bank AG	(126,857)	4/30/2020	11,509	4.09%
AUD/USD	(10)	Deutsche Bank AG	(613,600)	6/15/2020	2,396	0.85%
CAD/USD	(11)	Deutsche Bank AG	(776,050)	6/16/2020	11,860	4.21%
CHF/USD	(10)	Deutsche Bank AG	(1,299,500)	6/15/2020	18,718	6.64%
EUR/USD	(6)	Deutsche Bank AG	(826,988)	6/15/2020	7,930	2.81%
GBP/USD	(10)	Deutsche Bank AG	(779,125)	6/15/2020	(4,368)	(1.55)%
NZD/USD	(11)	Deutsche Bank AG	(653,840)	6/15/2020	9,843	3.49%
					179,988

CALL OPTIONS PURCHASED - (0.03)%	Notional Amount	Exercise Price

S&P 500 Volatility Index Option	100	$4,725,000	100	4/15/2020	6,739	2.39%

The accompanying notes are an integral part of these financial statements.

CROW POINT GLOBAL TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

CLOSED-END FUNDS - 5.31%	Shares	Value

Eaton Vance Limited Duration Income Fund (b)	51,820	$547,737
Fiduciary/Claymore Energy Infrastructure Fund	23,719	29,886
Royce Value Trust, Inc.	40,500	391,635

TOTAL CLOSED-END FUNDS (Cost $1,334,860)		969,258

EXCHANGE-TRADED FUNDS - 64.03%

iShares MSCI Emerging Markets ETF (b)	30,000	1,023,900
iShares MSCI ACWI ETF	25,000	1,564,250
ProShare UltraShort S&P 500 ETF	1,500	45,675
SPDR S&P 500 ETF Trust (b)	28,500	7,345,875
Vanguard Information Technology ETF	8,000	1,695,200

TOTAL EXCHANGE TRADED FUNDS (Cost $12,905,864)		11,674,900

BONDS & NOTES - 0.04%	Principal Amount

Asset Backed Securities - 0.01%
Countrywide Asset-Backed Certificates, 2.395%, due 10/25/2017 (b) (e)	1,528	1,560
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033 (b)	481	484
Total Asset Backed Securities (Cost $2,004)		2,044

Mortgage Backed Securities - 0.03%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	2,634	2,368
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.239%, 09/25/2036 (b) (e)	7,747	3,150
Total Mortgage Backed Securities (Cost $5,968)		5,518

TOTAL BONDS & NOTES (Cost $7,972)		7,562

PARTNERSHIPS - 0.92%	Shares

K-20 Partners Fund, LP (a) (f)	85,059	96,553
United States Oil Fund LP (a)	16,800	70,728

TOTAL PARTNERSHIP (Cost $159,771)		167,281

CROW POINT GLOBAL TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

SHORT-TERM INVESTMENT - 28.53%	Shares	Value

Federated Government Obligations Fund - Institutional Class, 0.33% (c)	5,201,756	$5,201,756

TOTAL SHORT-TERM INVESTMENT (Cost $5,201,756)		5,201,756

TOTAL INVESTMENTS (Cost $19,610,223) - 98.83%		18,020,757

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.17%		213,357

NET ASSETS - 100%		$18,234,114

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for securities sold short.
(c)	Rate shown represents the 7-day effective yield at March 31, 2020, is subject to change and resets daily.
(e)	Variable rate security - Interest rate shown represents the rate on March 31, 2020.
(f)	Private equity fund purchased on February 11, 2019, April 11, 2019 and July 19, 2019 that seeks to capture the opportunity presented by the education sector by investing long and short in a concentrated portfolio of public and private equity and debt securities. Withdrawals may be made quarterly upon 45 days written notice, commencing 12 months after making the initial capital contribution. There were no unfunded commitments as of March 31, 2020. This investment is valued using the practical expedient. For more information on the practical expedient, please refer to the security valuation section on Note 3 of the accompanying notes to the financial statements.
[1]	Each option contract is equivalent to 100 shares of the underlying common stock/ETF. All options are non-income producing.

ETF - Exchange Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

PREFERRED STOCK - 0.39%	Shares	Value

Banks - 0.32%
Bank of America Corp., 6.20%	1,900	$47,785

Diversified Financial Services - 0.07%
Legg Mason, Inc., 6.375%	400	9,896

TOTAL PREFERRED STOCK (Cost $60,843)		57,681

CLOSED-END FUNDS - 5.97%

Blackstone/GSO Long-Short Credit Income Fund	11,467	120,862
Fiduciary/Claymore Energy Infrastructure Fund	15,227	19,186
Eaton Vance Limited Duration Income Fund	53,750	568,138
Royce Value Trust, Inc.	19,000	183,730

TOTAL CLOSED END FUNDS (Cost $1,159,989)		891,916

MUTUAL FUNDS - 2.88%

Midwood Long/Short Equity Fund (a)	30,120	209,337
Crow Point Small-Cap Growth Fund - Institutional Class (a)	35,336	220,495

TOTAL MUTUAL FUNDS (Cost $400,000)		429,832

EXCHANGE-TRADED FUNDS - 32.04%

Debt Funds - 26.83%
iShares 20+ Year Treasury Bond ETF	3,000	494,910
iShares Core U.S. Aggregate Bond ETF (b)	20,000	2,307,400
iShares iBoxx $Investment Grade Corporate Bond ETF (b)	2,062	254,678
SPDR Bloomberg Barclays High Yield Bond ETF (b)	10,000	947,400
		4,004,388
Equity Funds - 5.21%
SPDR S&P 500 ETF Trust	500	128,875
ProShare UltraShort S&P 500 ETF	750	22,837
ProShare Short Russell 2000 ETF	13,000	626,470
		778,182

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,897,373)		4,782,570

BONDS & NOTES - 47.67%	Principal Amount

Asset Backed Securities - 0.72%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 4.592%, due 12/25/2033 (d)	$1,099	1,059
Countrywide Asset-Backed Certificates, 4.350%, due 10/25/2017 (d)	4,585	4,678
Fremont Home Loan Trust 2005-B, 1.650% (Coupon rate 0.71% + 1 Month LIBOR rate), due 04/25/2035 (d)	27,414	26,993
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	417	412
RAMP Series 2005-RS1 Trust, 4.713%, due 11/25/2034	486	483
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033	1,444	1,451
Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF1, 1.460% (Coupon rate 0.16% + 1 Month LIBOR rate), due 02/25/2036 (d)	72,381	71,712
Total Asset Backed Securities (Cost $98,759)		106,788

Corporate Bonds - 42.70%

Agriculture - 1.61%
BAT Capital Corp., 3.222%, due 08/15/2024	250,000	240,573

Airlines - 1.72%
Continental Airlines 2007-1 Class B Pass Through Trust, 6.903%, due 10/19/2023	77,202	74,891
Delta Air Lines, Inc., 3.400%, due 04/19/2021	200,000	182,105
		256,996

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

BONDS & NOTES - 47.67% (continued)	Principal Amount	Value

Corporate Bonds - 42.70% (continued)

Auto Manufacturers - 2.50%
Ford Motor Credit Co. LLC, 3.336%, due 03/18/2021	$200,000	$191,960
General Motors Financial Co., Inc., 3.950%, due 04/13/2024	200,000	181,239
		373,199
Banks - 2.28%
CIT Group, Inc., 5.000%, due 08/01/2023	150,000	144,316
Deutsche Bank AG/New York NY, 2.700%, due 07/13/2020 - Germany	200,000	196,073
		340,389
Chemicals - 1.23%
Olin Corp., 5.500%, due 08/15/2022	200,000	184,000

Commercial Services - 3.01%
ADT Security Corp., 6.25%, due 10/15/2021	200,000	195,500
Service Corp. International, 5.375%, due 05/15/2024	250,000	254,375
		449,875
Computers - 1.65%
EMC Corp., 3.375%, due 06/01/2023	250,000	246,175

Diversified Financial Services - 3.53%
Air Lease Corp., 2.30%, due 02/01/2025	250,000	190,634
Aircastle Ltd., 4.400%, due 09/25/2023	200,000	191,263
Ally Financial, Inc., 4.125%, due 02/13/2022	150,000	144,329
		526,226
Electric - 2.98%
AES Corp./VA, 4.500%, due 03/15/2023	250,000	245,000
Edison International, 2.125%, due 04/15/2020	200,000	199,751
		444,751
Healthcare Services - 3.14%
Centene Corp., 4.75%, due 01/15/2025	230,000	230,573
Tenet Healthcare Corp., 4.625%, due 07/15/2024	250,000	238,750
		469,323
Housewares - 1.70%
Newell Brands, Inc., 3.850%, due 04/01/2023	250,000	253,737

Internet - 0.67%
VeriSign, Inc., 4.625%, due 05/01/2023	100,000	99,750

Iron & Steel - 0.92%
ArcelorMittal SA, 3.600%, due 07/16/2024 - Luxembourg	150,000	136,722

Media - 1.61%
AMC Networks, Inc., 5.000%, due 04/01/2024	250,000	240,000

Office & Business Equipment - 0.74%
Xerox Corp., 2.80%, due 05/15/2020	112,000	110,880

Oil & Gas - 2.96%
Petrobras Global Finance BV, 5.375%, due 01/27/2021 - Netherlands	250,000	249,570
Petroleos Mexicanos, 5.500%, due 01/21/2021 - Mexico	200,000	192,450
		442,020
Packaging & Containers - 1.69%
Ball Corp., 4.000%, due 11/15/2023	250,000	251,875

Pipelines - 1.43%
EQM Midstream Partners LP, 4.75%, due 07/15/2023	200,000	144,740
Rockies Express Pipeline LLC, 3.60%, due 05/15/2025	100,000	69,100
		213,840
REITS - 1.96%
Iron Mountain, Inc., 6.000%, due 08/15/2023	100,000	100,500
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, due 05/01/2024	200,000	192,000
		292,500

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

BONDS & NOTES - 47.67% (continued)	Principal Amount	Value

Corporate Bonds - 42.70% (continued)

Retail - 2.98%
Penske Automotive Group, Inc., 5.50%, due 05/15/2026	$250,000	$228,050
QVC, Inc., 4.850%, due 04/01/2024	250,000	216,250
		444,300
Telecommunications - 2.39%
CenturyLink, Inc., 5.800%, due 03/15/2022	100,000	101,251
T-Mobile USA, Inc., 4.50%, due 02/01/2026	250,000	255,625
		356,876

Total Corporate Bonds (Cost $6,852,091)		6,374,007

Mortgage Backed Securities - 4.25%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	7,887	7,092
Bank 2019-BN17 D, 3.00%, due 04/15/2052	250,000	178,245
COMM 2014-UBS3 Mortgage Trust, 4.900%, 06/10/2047 (d)	250,000	222,908
JP Morgan Chase Commercial Mortgage Securities Trust, 2013-C16 D, 5.027%, due 12/15/2046	250,000	217,268
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.239%, due 09/25/2036 (d)	23,241	9,450

Total Mortgage Backed Securities (Cost $604,090)		634,963

TOTAL BONDS & NOTES (Cost $7,554,940)		7,115,758

PARTNERSHIP - 1.07%	Shares

Global Partners LP/MA	10,000	88,200
K-20 Partners Fund LP (a) (e)	42,914	48,253
United States Oil Fund LP (a)	5,600	23,576

TOTAL PARTNERSHIP (Cost $177,595)		160,029

SHORT-TERM INVESTMENT - 7.56%

Federated Government Obligations Fund - Institutional Class, 0.33% (c)	1,128,178	1,128,178

TOTAL SHORT-TERM INVESTMENT (Cost $1,128,178)		1,128,178

TOTAL INVESTMENTS (Cost $15,378,918) - 97.58%		14,565,964

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.42%		361,982

NET ASSETS - 100%		$14,927,946

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for securities sold short.
(c)	Rate shown represents the 7-day effective yield at March 31, 2020, is subject to change and resets daily.
(d)	Variable rate security - Interest rate shown represents the rate on March 31, 2020.
(e)	Private equity fund purchased on February 11, 2019, April 11, 2019 and July 19, 2019 that seeks to capture the opportunity presented by the education sector by investing long and short in a concentrated portfolio of public and private equity and debt securities. Withdrawals may be made quarterly upon 45 days written notice, commencing 12 months after making the initial capital contribution. There were no unfunded commitments as of September 30, 2019. This investment is valued using the practical expedient. For more information on the practical expedient, please refer to the security valuation section on Note 3 of the accompanying notes to the financial statements.
[1]	Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

ETF - Exchange Traded Fund

LP - Limited Partnership

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

CROW POINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

	EAS Crow Point Alternatives Fund(a)	Crow Point Global Tactical Allocation Fund	Crow Point Alternative Income Fund
Assets:
Investment securities:
Unaffiliated Securities at Cost	$14,562,744	$19,610,223	$15,378,918
Affiliated Securities at Cost	8,575,125	—	400,000
Total Securities at Cost	23,137,869	19,610,223	15,778,918
Unaffiliated Securities at Value	10,812,812	18,020,757	14,136,132
Affiliated Securities at Value	6,380,360	—	429,832
Deposits at broker	6,164,619	30,840	27,424
Unrealized appreciation on swaps	281,740
Receivables:
Interest	1,486	5,726	86,629
Dividends	2,560	40,059	4,190
Investment securities sold	2,205,852	333,685	794,103
Fund shares sold	200	8,952	644,727
Prepaid expenses and other assets	55,156	37,100	36,592
Total assets	25,904,785	18,477,119	16,159,629

Liabilities:
Securities sold short and options written:
Proceeds from securities sold short	1,172,460	—	—
Premiums received from options written	67,911	—	—
Total proceeds and premiums from securities sold short and options written	1,240,371	—	—
Securities sold short at value	1,048,000	—	—
Options written at value	750	—	—
Total securities sold short and options written at value	1,048,750	—	—
Payables:
Investment securities purchased	1,198,223	222,483	1,207,585
Due to adviser	8,268	7,898	7,247
Accrued distribution (12b-1) fees	1,607	160	7,252
Due to administrator	11,499	10,439	8,623
Cash overdraft due to custodian	409,610	—	—
Accrued expenses	2,683	2,025	976
Total liabilities	2,680,640	243,005	1,231,683
Net Assets	$23,224,145	$18,234,114	$14,927,946

Sources of Net Assets:
Paid-in capital	$31,432,557	$21,782,187	$17,980,391
Total accumulated losses	(8,208,412)	(3,548,073)	(3,052,445)
Total Net Assets	$23,224,145	$18,234,114	$14,927,946

Investor Class Shares:
Net assets	$1,008,629	$298,383	$14,918,039
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	140,366	38,094	1,926,056
Net Asset Value, Offering and Redemption Price Per Share	$7.19	$7.83	$7.75

Institutional Class Shares:
Net assets	$22,215,516	$17,935,731	$9,907
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	3,053,200	2,276,860	1,276
Net Asset Value, Offering and Redemption Price Per Share	$7.28	$7.88	$7.76

(a) Amounts for the EAS Crow Point Alternatives Fund are consolidated.

The accompanying notes are an integral part of these financial statements.

CROW POINT FUNDS
STATEMENTS OF OPERATIONS

March 31, 2020 (Unaudited)		SEMI-ANNUAL REPORT

	EAS Crow Point Alternatives Fund(a)	Crow Point Global Tactical Allocation Fund	Crow Point Alternative Income Fund

	For the	For the	For the
	Six Month Period Ended	Six Month Period Ended	Six Month Period Ended
	March 31, 2020	March 31, 2020	March 31, 2020
	(Unaudited)	(Unaudited)	(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $0, $0 and $0, respectively)	$80,010	$332,518	$176,777
Dividends from affiliated funds	48,316	5,900	—
Interest	40,165	22,434	129,974
Total investment income	168,491	360,852	306,751

Expenses:
Management fees (Note 7)	158,006	102,377	73,960
Distribution (12b-1) fees - Investor Class	1,780	511	18,432
Accounting and transfer agent fees and expenses	85,307	71,295	54,861
Pricing fees	20,196	1,901	5,672
Trustee fees and expenses	18,394	18,394	18,394
Legal fees	18,074	11,314	11,464
Registration and filing fees	13,752	4,657	1,587
Non-12b-1 shareholder servicing expense	12,601	9,281	7,559
Miscellaneous	10,043	4,545	5,438
Custodian fees	9,761	3,127	2,374
Audit fees	9,309	9,177	9,182
Compliance officer fees	8,003	7,522	7,522
Reports to shareholders	2,518	2,476	2,503
Interest expense	2,494	4,602	1,272
Insurance	1,647	1,151	920
Dividends on securities sold short	1,349	2,523	1,111
Liquidity Rule fees	744	744	744
Brokerage account fees	98	278	75
Total expenses	374,076	255,875	223,070
Less:
Fees waived by Adviser	(86,827)	(83,098)	(54,261)
Fees waived by Adviser for affiliated holdings	(25,733)	(3,062)	(45)
Net expenses	261,516	169,715	168,764

Net investment income (loss)	(93,025)	191,137	137,987

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	1,184,112	36,287	(689,610)
Affiliated Investments	(546,587)	(207,638)	—
Options written	(266,202)	(263,219)	(55,118)
Securities sold short	(1,664,561)	(566,395)	(41,141)

Net realized loss on investments, options written and securities sold short	(1,293,238)	(1,000,965)	(785,869)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(3,838,987)	(2,189,976)	(1,303,266)
Affiliated Investments	(1,325,996)	98,832	429,832
Options written	67,161	—	—
Securities sold short	68,766	(36,022)	(11,632)
Swaps	281,740	—	—
Net change in unrealized depreciation on investments, options written and securities sold short	(4,747,316)	(2,127,166)	(885,066)

Net loss on investments, options written and securities sold short	(6,040,554)	(3,128,131)	(1,670,935)

Net decrease in net assets resulting from operations	$(6,133,579)	$(2,936,994)	$(1,532,948)

(a) Amounts for the EAS Crow Point Alternatives Fund are consolidated.

The accompanying notes are an integral part of these financial statements.

CROW POINT FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

March 31, 2020

	EAS Crow Point Alternatives Fund

	For the	For the
	Six Month Period	Year Ended
	Ended March 31, 2020	September 30, 2019
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(93,025)	$(207,548)
Net realized loss from investments, foreign currency transactions, options written and securities sold short	(1,293,238)	(88,828)
Net change in unrealized depreciation on investments, foreign currency translations, options written, securities sold short and swaps	(4,747,316)	(2,671,944)
Net decrease in net assets resulting from operations	(6,133,579)	(2,968,320)

Distributions to shareholders from:
Total distributable earnings - Investor Class	(1,884)	(5,096)
Total distributable earnings - Class C	—	(2,318)
Total distributable earnings - Institutional Class	(38,704)	(85,577)
Total distributions	(40,588)	(92,991)

From shares of beneficial interest:
Proceeds from shares sold:
Investor Class	2,800	824,450
Institutional Class	276,454	10,284,109
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	1,750	4,770
Class C	—	2,254
Institutional Class	32,889	70,014
Payments for shares redeemed:
Investor Class	(347,959)	(1,101,689)
Class C	—	(811,844)
Institutional Class	(4,957,387)	(4,928,962)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(4,991,453)	4,343,102

Increase (decrease) in net assets	(11,165,620)	1,281,791

Net Assets:
Beginning of year/period	34,389,765	33,107,974

End of year/period	$23,224,145	$34,389,765

Capital share activity:
Investor Class:
Shares Sold	319	91,363
Shares Reinvested	192	551
Shares Redeemed	(39,098)	(120,264)
Net decrease in shares of beneficial interest outstanding	(38,587)	(28,350)
Class C:
Shares Reinvested	—	270
Shares Redeemed	—	(93,274)
Net increase (decrease) in shares of beneficial interest outstanding	—	(93,004)
Institutional Class:
Shares Sold	32,027	1,090,402
Shares Reinvested	3,563	8,020
Shares Redeemed	(568,769)	(526,780)
Net increase (decrease) in shares of beneficial interest outstanding	(533,179)	571,642

The accompanying notes are an integral part of these financial statements.

CROW POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

March 31, 2020 (Unaudited)

	Crow Point Global Tactical Allocation Fund

	For the	For the
	Six Month Period	Year Ended
	Ended March 31, 2020	September 30, 2019
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$191,137	$197,849
Net realized loss from investments, foreign currency transactions, options written and securities sold short	(1,000,965)	(185,605)
Net change in unrealized depreciation on investments, foreign currency translations, options written and securities sold short	(2,127,166)	(277,442)
Net decrease in net assets resulting from operations	(2,936,994)	(265,198)

Distributions to shareholders from:
Total distributable earnings - Investor Class	(1,988)	(8,006)
Total distributable earnings - Institutional Class	(233,930)	(130,253)
Total distributions	(235,918)	(138,259)

From shares of beneficial interest:
Proceeds from shares sold:
Investor Class	3,000	30,200
Institutional Class	2,315,028	8,194,895
Net asset value of shares issued in reinvestment of distributions:
Investor Class	1,293	6,676
Institutional Class	81,267	22,321
Payments for shares redeemed:
Investor Class	(212,036)	(1,168,742)
Institutional Class	(4,121,431)	(1,502,898)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(1,932,879)	5,582,452

Increase (decrease) in net assets	(5,105,791)	5,178,995

Net Assets:
Beginning of year/period	23,339,905	18,160,910

End of year/period	$18,234,114	$23,339,905

Capital share activity:
Investor Class:
Shares Sold	393	3,294
Shares Reinvested	137	819
Shares Redeemed	(23,914)	(131,405)
Net decrease in shares of beneficial interest outstanding	(23,384)	(127,292)
Institutional Class:
Shares Sold	247,726	911,915
Shares Reinvested	8,573	2,732
Shares Redeemed	(499,524)	(165,179)
Net increase in shares of beneficial interest outstanding	(243,225)	749,468

The accompanying notes are an integral part of these financial statements.

CROW POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

March 31, 2020 (Unaudited)

	Crow Point Alternative Income Fund

	For the	For the
	Six Month Period	Year Ended
	Ended March 31, 2020	September 30, 2019
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$137,987	$149,529
Net realized loss from investments, foreign currency transactions, options written and securities sold short	(785,869)	(6,057)
Net change in unrealized depreciation on investments, foreign currency translations, options written and securities sold short	(885,066)	(12,509)
Net increase (decrease) in net assets resulting from operations	(1,532,948)	130,963

Distributions to shareholders from:
Total distributable earnings - Investor Class	(184,308)	(26,240)
Total distributable earnings - Institutional Class	(622)	—
Total distributions	(184,930)	(26,240)

From shares of beneficial interest:
Proceeds from shares sold:
Investor Class	9,045,388	4,038,174
Institutional Class	389,778	75,000
Net asset value of shares issued in reinvestment of distributions:
Investor Class	74,499	14,311
Institutional Class	622	—
Payments for shares redeemed:
Investor Class	(4,357,740)	(2,265,361)
Institutional Class	(422,325)	(34,000)
Increase in net assets from transactions in shares of beneficial interest	4,730,222	1,828,124

Increase in net assets	3,012,344	1,932,847

Net Assets:
Beginning of year	11,915,602	9,982,755

End of year	$14,927,946	$11,915,602

Capital share activity:
Investor Class:
Shares Sold	1,063,531	476,334
Shares Reinvested	8,693	1,796
Shares Redeemed	(537,619)	(269,703)
Net increase in shares of beneficial interest outstanding	534,605	208,427
Institutional Class:
Shares Sold	45,270	9,036
Shares Reinvested	73	—
Shares Redeemed	(49,103)	(4,000)
Net increase (decrease) in shares of beneficial interest outstanding	(3,760)	5,036

The accompanying notes are an integral part of these financial statements.

CROW POINT FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or period indicated.

	EAS Crow Point Alternatives Fund

	Investor Class
	For the Six Month		For the		For the		For the		For the	For the	For the
	Period Ended		Year Ended		Period Ended		Year Ended		Year Ended	Year Ended	Year Ended
	March 31, 2020		September 30, 2019		September 30, 2018 (a)		April 30, 2018		April 30, 2017	April 30, 2016	April 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.04		$9.92		$9.20		$8.64		$8.59	$9.18	$8.85

Investment Operations:
Net investment income (loss) (1)	(0.04)		(0.08)		(0.06)		(0.11)		(0.02)	0.08	0.09
Net realized and unrealized gain (loss) on investments	(1.80)		(0.77)		0.78		0.71		0.09	(0.62)	0.33
Total from investment operations	(1.84)		(0.85)		0.72		0.60		0.07	(0.54)	0.42

Distributions:
From net investment income	—		—		—		(0.04)		(0.02)	(0.06)	(0.09)
From net realized capital gains	(0.01)		(0.03)		—		—		—	—	—
Total distributions	(0.01)		(0.03)		—		(0.04)		(0.02)	(0.06)	(0.09)

Paid in capital from redemption fees	—		—		—		—		0.00 (7)	0.01	0.00 (7)

Net Asset Value, End of Year/Period	$7.19		$9.04		$9.92		$9.20		$8.64	$8.59	$9.18

Total Return (2)	(20.36	)%(5)	(8.61	)%(8)	7.83	%(5)	6.99	%(8)	0.80%	(5.75)%	4.78%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$1,009		$1,617		$2,056		$2,742		$12,253	$22,830	$11,122

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.61	%(6)	2.49%		3.17	%(6)	3.54%		2.54%	3.20%	3.01%
After fees waived and expenses reimbursed	1.89	%(6)	1.86%		2.11	%(6)	2.26%		2.18%	2.62%	2.83%

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	2.58	%(6)	2.34%		2.78	%(6)	3.00%		2.31%	2.53%	2.12%
After fees waived and expenses reimbursed	1.87	%(6)	1.72%		1.72	%(6)	1.71%		1.95%	1.95%	1.95%

Ratios of net investment income (loss) to average net assets (3) (4)	(0.83	)%(6)	(0.82)%		(1.53	)%(6)	(1.27)%		(0.19)%	0.86%	1.02%

Portfolio turnover rate	94	%(5)	147%		66	%(5)	165%		138%	149%	136%

(a)	Represents the period from May 1, 2018 through September 30, 2018.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized
(6)	Annualized
(7)	Resulted in less than $0.01 per share.
(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CROW POINT FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or period indicated.

	EAS Crow Point Alternatives Fund

	Institutional Class
	For the Six Month		For the		For the		For the		For the	For the	For the
	Period Ended		Year Ended		Period Ended		Year Ended		Year Ended	Year Ended	Year Ended
	March 31, 2020		September 30, 2019		September 30, 2018 (a)		April 30, 2018		April 30, 2017	April 30, 2016	April 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.14		$10.00		$9.28		$8.72		$8.65	$9.24	$8.90

Investment Operations:
Net investment income (loss) (1)	(0.03)		(0.05)		(0.05)		(0.08)		0.01	0.10	0.12
Net realized and unrealized gain (loss) on investments	(1.82)		(0.78)		0.77		0.71		0.10	(0.61)	0.33
Total from investment operations	(1.85)		(0.83)		0.72		0.63		0.11	(0.51)	0.45

Distributions:
From net investment income	—		—		—		(0.07)		(0.04)	(0.08)	(0.11)
From net realized capital gains	(0.01)		(0.03)		—		—		—	—	—
Total distributions	(0.01)		(0.03)		—		(0.07)		(0.04)	(0.08)	(0.11)

Paid in capital from redemption fees	—		—		—		—		0.00 (8)	0.00 (8)	0.00 (8)

Net Asset Value, End of Year/Period	$7.28		$9.14		$10.00		$9.28		$8.72	$8.65	$9.24

Total Return (2)	(20.25	)%(5)	(8.34	)%(7)	7.76	%(5)	7.20	%(7)	1.25%	(5.50)%	5.13%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$22,216		32,773		$30,160		$16,846		$15,024	$13,095	$18,089

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.36	%(6)	2.24%		2.92	%(6)	3.19%		2.32%	3.13%	2.75%
After fees waived and expenses reimbursed	1.64	%(6)	1.55%		1.86	%(6)	2.02%		1.97%	2.44%	2.58%

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	2.33	%(6)	2.09%		2.53	%(6)	2.65%		2.04%	2.39%	1.87%
After fees waived and expenses reimbursed	1.62	%(6)	1.40%		1.47	%(6)	1.46%		1.70%	1.70%	1.70%

Ratios of net investment income (loss) to average net assets (3) (4)	(0.58	)%(6)	(0.57)%		(1.28	)%(6)	(0.91)%		0.07%	1.07%	1.28%

Portfolio turnover rate	94	%(5)	147%		66	%(5)	165%		138%	149%	136%

(a)	Represents the period from May 1, 2018 through September 30, 2018.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total returns shown exclude the effect of applicable redemption fees.
(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized
(6)	Annualized
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	Resulted in less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CROW POINT FUNDS
FINANCIAL HIGHLIGHTS

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or period indicated.

	Crow Point Global Tactical Allocation Fund

	Investor Class
	For the Six Month		For the		For the		For the	For the		For the	For the
	Period Ended		Year Ended		Period Ended		Year Ended	Year Ended		Year Ended	Year Ended
	March 31, 2020		September 30, 2019		September 30, 2018 (a)		May 31, 2018	May 31, 2017		May 31, 2016	May 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$8.96		9.18		$8.81		$8.33	$8.20		$9.81	$10.35

Investment Operations:
Net investment income (1)	0.06		0.09		0.02		0.12	0.32		0.39	0.53
Net realized and unrealized gain (loss) on investments	(1.15)		(0.27)		0.35		0.45	0.13		(1.18)	(0.56)
Total from investment operations	(1.09)		(0.18)		0.37		0.57	0.45		(0.79)	(0.03)

Distributions:
From net investment income	(0.04)		(0.04)		—		(0.09)	(0.21)		(0.27)	(0.48)
From return of capital	—		—		—		—	(0.11)		(0.57)	(0.03)
Total distributions	(0.04)		(0.04)		—		(0.09)	(0.32)		(0.84)	(0.51)

Paid in capital from redemption fees	—		—		0.00	(8)	—	0.00	(8)	0.02	0.00	(8)

Net Asset Value, End of Year/Period	$7.83		8.96		$9.18		$8.81	$8.33		$8.20	$9.81

Total Return (2)	(12.20	)%(5)	(1.86	)%(10)	4.20	%(5)	6.86%	5.57	%(7)	(7.84)%	(0.24)%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$298		551		$1,733		$2,425	$4,450		$11,133	$3,839

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.38	%(6)	2.66%		2.94	%(6)	3.77%	3.68%		4.14%	3.21%
After fees waived and expenses reimbursed	1.66	%(6)	1.57%		1.32	%(6)	1.32%	1.26%		1.29%	1.25	%(9)

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	2.32	%(6)	2.57%		2.79	%(6)	3.67%	3.68%		4.10%	3.21%
After fees waived and expenses reimbursed	1.60	%(6)	1.48%		1.17	%(6)	1.22%	1.26%		1.25%	1.25	%(9)

Ratios of net investment income to average net assets (3) (4)	1.30	%(6)	1.00%		0.71	%(6)	1.38%	3.92%		4.53%	5.30%

Portfolio turnover rate	146	%(5)	176%		73	%(5)	324%	101%		160%	113%

(a)	Represents the period from June 1, 2018 through September 30, 2018

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any. Total returns shown exclude the effect of applicable redemption fees.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized
(6)	Annualized
(7)	As a result of a trade error, Crow Point Global Tactical Allocation Fund experienced a loss of $10,469 for the year ended May 31, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.
(8)	Amount represents less than $0.01 per share.
(9)	Includes commission recapture. Excluding commission recapture, the ratio of net expenses to average net assets would have been 1.30% for the year ended May 31, 2015.
(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CROW POINT FUNDS
FINANCIAL HIGHLIGHTS

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or period indicated.

	Crow Point Global Tactical Allocation Fund

	Institutional Class
	For the Six Month		For the		For the		For the	For the		For the	For the
	Period Ended		Year Ended		Period Ended		Year Ended	Year Ended		Year Ended	Year Ended
	March 31, 2020		September 30, 2019		September 30, 2018 (a)		May 31, 2018	May 31, 2017		May 31, 2016	May 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.04		$9.28		$8.89		$8.39	$8.26		$9.90	$10.44

Investment Operations:
Net investment income (1)	0.07		0.09		0.03		0.10	0.36		0.38	0.56
Net realized and unrealized gain (loss) on investments	(1.14)		(0.25)		0.36		0.49	0.11		(1.14)	(0.56)
Total from investment operations	(1.07)		(0.16)		0.39		0.59	0.47		(0.76)	—

Distributions:
From net investment income	(0.09)		(0.08)		—		(0.10)	(0.22)		(0.29)	(0.52)
From return of capital	—		—		—		—	(0.12)		(0.59)	(0.02)
Total distributions	(0.09)		(0.08)		—		(0.10)	(0.34)		(0.88)	(0.54)

Paid in capital from redemption fees	—		—		0.00	(8)	0.01	0.00	(8)	0.00 (8)	0.00	(8)

Net Asset Value, End of Year/Period	$7.88		9.04		$9.28		$8.89	$8.39		$8.26	$9.90

Total Return (2)	(12.01	)%(5)	(1.68	)%(10)	4.39	%(5)	7.22%	5.82	%(7)	(7.61)%	0.06%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$17,936		22,789		$16,428		$9,926	$3,583		$1,105	$6,223

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.13	%(6)	2.41%		2.69	%(6)	3.55%	3.75%		4.88%	2.95%
After fees waived and expenses reimbursed	1.41	%(6)	1.32%		1.07	%(6)	1.14%	1.05%		1.04%	1.00	%(9)

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	2.07	%(6)	2.32%		2.54	%(6)	3.41%	3.75%		4.84%	2.95%
After fees waived and expenses reimbursed	1.35	%(6)	1.23%		0.92	%(6)	1.00%	1.05%		1.00%	1.00	%(9)

Ratios of net investment income to average net assets (3) (4)	1.60	%(6)	1.01%		0.96	%(6)	1.16%	4.36%		4.19%	5.55%

Portfolio turnover rate	146	%(5)	176%		73	%(5)	324%	101%		160%	113%

(a)	Represents the period from June 1, 2018 through September 30, 2018

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized
(6)	Annualized
(7)	As a result of a trade error, Crow Point Global Tactical Allocation Fund experienced a loss of $10,469 for the year ended May 31, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.
(8)	Amount represents less than $0.01 per share.
(9)	Includes commission recapture. Excluding commission recapture, the ratio of net expenses to average net assets would have been 1.04% for the year ended May 31, 2015.
(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CROW POINT FUNDS
FINANCIAL HIGHLIGHTS

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years indicated.

	Crow Point Alternative Income Fund

	Investor Class
	For the Six Month		For the	For the	For the		For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	March 31, 2020		September 30, 2019	September 30, 2018	September 30, 2017		September 30, 2016	September 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Year	$8.53		$8.44	$8.29	$8.44		$8.47	$8.84

Investment Operations:
Net investment income (1)	0.08		0.11	0.01	0.06		0.10	0.11
Net realized and unrealized gain (loss) on investments and options	(0.75)		0.00 (8)	0.15	(0.04)		0.04	(0.35)
Total from investment operations	(0.67)		0.11	0.16	0.02		0.14	(0.24)

Distributions:
From net investment income	(0.11)		(0.02)	(0.01)	(0.17)		(0.17)	(0.13)
Total distributions	(0.11)		(0.02)	(0.01)	(0.17)		(0.17)	(0.13)

Net Asset Value, End of Year	$7.75		$8.53	$8.44	$8.29		$8.44	$8.47

Total Return (2)	(8.01	)%(6)	1.31%	1.93%	0.32	%(5)	1.76%	(2.81)%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$14,918		$11,873	$9,983	$7,848		$6,691	$8,211

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	3.02	%(7)	3.54%	3.34%	4.25%		3.67%	4.34%
After fees waived and expenses reimbursed	2.28	%(7)	2.36%	2.26%	2.25%		2.27%	3.33%

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	2.98	%(7)	3.43%	3.33%	4.24%		3.65%	3.26%
After fees waived and expenses reimbursed	2.25	%(7)	2.25%	2.25%	2.25%		2.25%	2.25%

Ratios of net investment income to average net assets (3) (4)	1.86	%(7)	1.35%	0.12%	0.76%		1.20%	1.21%

Portfolio turnover rate	150	%(6)	169%	301%	268%		162%	999%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	As a result of a trade error, Crow Point Alternative Income Fund experienced a loss of $3,364 for the year ended September 30, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.
(6)	Not annualized
(7)	Annualized
(8)	Resulted in less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CROW POINT FUNDS
FINANCIAL HIGHLIGHTS

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

	Crow Point Alternative Income Fund

	Institutional Class
	For the		For the
	Six Month Period Ended		Period Ended
	March 31, 2020		September 30, 2019(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$8.54		$8.30

Investment Operations:
Net investment income (1)	0.11		0.07
Net realized and unrealized gain (loss) on investments and options	(0.77)		0.17	(8)
Total from investment operations	(0.66)		0.24

Net Asset Value, End of Period	$7.76		$8.54

Total Return (2)	(7.82	)%(5)	2.89	(5)(7)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$10		$43

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.77	%(6)	3.29	%(6)
After fees waived and expenses reimbursed	2.03	%(6)	2.11	%(6)

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	2.73	%(6)	3.18	%(6)
After fees waived and expenses reimbursed	2.00	%(6)	2.00	%(6)

Ratios of net investment income to average net assets (3) (4)	1.42	%(6)	1.42	%(6)

Portfolio turnover rate	150	%(5)	169	%(5)

(a)	The Crow Point Alternative Income Fund Institutional Shares commenced operations on February 12, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized
(6)	Annualized
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	The amount of net realized and unrealized gain on investment per share for the period, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

1.	ORGANIZATION

The EAS Crow Point Alternatives Fund (the “EAS Fund”) was organized on October 13, 2017, and the Crow Point Global Tactical Allocation Fund (the “Global Fund”), formerly the Crow Point Defined Risk Global Equity Income Fund, and the Crow Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) were organized on October 6, 2017 as separate diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The EAS Fund’s investment objective is preservation and growth of capital. The Global Fund’s investment objective is to seek income with long-term growth of capital as a secondary objective. The Income Fund’s investment objective is to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation. The Funds’ investment adviser is Crow Point Partners, LLC (the “Adviser”). The Adviser has engaged Winthrop Capital Management, LLC ("Winthrop") to act as the Income Fund's sub-adviser to manage a portion of the Fund's portfolio allocated to Winthrop by the Adviser.

Each Fund offers two classes of shares, Investor Class and Institutional Class. The EAS Fund also offered Class C shares. Effective January 28, 2019, the Class A and Class I shares were renamed to Investor Class and Institutional Class, respectively, the EAS Fund’s Class C shares were exchanged for the EAS Fund’s Investor Class shares and the Class C shares are no longer offered for purchase. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b)            Short Sales – The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When Funds make a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Funds cover their short positions, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Funds sell securities short, they will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

c)            Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), including exchange-traded funds (“ETFs”) and closed-end funds (“CEFs”) (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d)            Options – The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer (seller) the obligation to buy the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Funds expires unexercised, the Funds realize a loss equal to the premium paid. If the Funds enter into a closing sale transaction on an option purchased by it, the Funds will realize a gain if the premium received by the Funds on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Funds expires on the stipulated expiration date or if the Funds enter into a closing purchase transaction, they will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by the Funds is exercised, the proceeds of the sale will be increased by the net premium originally received and the Funds will realize a gain or loss. If a put option written by the Funds is exercised, the cost of the purchase will be decreased by the net premium originally received.

e)            Wholly Owned Subsidiary – The EAS Fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swap contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the EAS Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by the Adviser and acts as an investment vehicle in order to effect certain investments consistent with the EAS Fund’s investment objectives and policies specified in the EAS Fund’s prospectus and statement of additional information. The inception date of the Subsidiary was December 1, 2018. As of March 31, 2020, total net assets of the EAS Fund were $23,223,865 of which $6,441,321, or approximately 27.74%, represented the EAS Fund’s ownership of the shares of the Subsidiary.

f)            Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

As of and during the six month period ended March 31, 2020, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the six month period ended March 31, 2020, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax jurisdictions and certain state tax jurisdictions. As of and during the years ended April 30, 2016 April 30, 2017 and April 30, 2018, the period ended September 30, 2018,the year ended September 30, 2019 and the six month period ended March 31, 2020 for the EAS Fund; and the years ended May 31, 2016, May 31, 2017 and May 31, 2018, the period ended September 30, 2018, the year ended September 30, 2019 and the six month period ended March 31, 2020 for the Global Fund; and the years ended September 30, 2016 through September 30, 2019 and the six month period ended March 31, 2020 for the Income Fund, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

g)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

h)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)             Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Equity securities (common stock, ETFs, mutual funds and CEFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculations that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Funds invest may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Independent Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issues or a request to change the methodology for manually pricing a security. In turn, the Independent Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of March 31, 2020.

EAS Fund:
Financial Instruments – Assets
Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$3,984,530	$—	$—	$3,984,530
Hedge Fund measured at net asset value (2)	—	—	—	3,835,836
Exchange-Traded Funds (1)	1,324,263	—	—	1,324,263
Mutual Funds (1)	6,380,359	1	—	6,380,360
Asset Backed Securities	—	387	—	387
Partnerships	335,778	—	—	335,778
Partnerships measured at net asset value (2)	—	—	—	170,651
Call Options Purchased	2,555	—	—	2,555
Short-Term Investment	1,158,812	—	—	1,158,812
Total Return Swap	—	281,740	—	281,740
Total Assets	$13,186,297	$282,128	$—	$17,474,912

Financial Instruments – Liabilities

Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,048,000	$—	$—	$1,048,000
Call Options Written	750	—	—	750
Total Liabilities	$1,048,750	$—	$—	$1,048,750

(1)	For a detailed break-out of common stock, ETFs, CEFs and mutual funds by industry or asset class, please refer to the Consolidated Schedules of Investments.

(2)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Global Fund:
Financial Instruments – Assets

Security Classification	Level 1	Level 2	Level 3	Totals
Closed-End Funds (1)	$969,258	$—	$—	$969,258
Exchange-Traded Funds (1)	11,674,900	—	—	11,674,900
Asset Backed Securities	—	2,044	—	2,044
Mortgage Backed Securities	—	5,518	—	5,518
Partnership	70,728	70,728
Partnership measured at net asset value (2)	—	—	—	96,553
Short-Term Investment	5,201,756	—	—	5,201,756
Total Assets	$17,916,642	$7,562	$—	$18,020,757

(1)	For a detailed break-out of common stock, CEFs, ETFs and mutual funds by industry or asset class, please refer to the Schedules of Investments.

(2)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Income Fund:
Financial Instruments – Assets

Security Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock (1)	$57,681	$—	$—	$57,681
Closed-End Funds (1)	891,916	—	—	891,916
Mutual Funds	429,832			429,832
Exchange-Traded Funds (1)	7,782,570	—	—	4,782,570
Asset Backed Securities	—	106,788	—	106,788
Corporate Bonds (1)	—	6,374,007	—	6,374,007
Mortgage Backed Securities	—	634,963	—	634,963
Partnership	111,776	111,776
Partnership measured at net asset value (2)	—	—	—	48,253
Short-Term Investment	1,128,178	—	—	1,128,178
Total Assets	$10,401,953	$7,115,758	$—	$14,565,964

(1)	For a detailed break-out of common stock, preferred stock, ETFs, CEFs and corporate bonds by industry or asset class, please refer to the Schedules of Investments.

(2)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

It is the Funds’ policy to recognize transfers between levels at the end of the reporting period.

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

4.	DERIVATIVES TRANSACTIONS

As of March 31, 2020 portfolio securities valued at 3,646,928, $2,476,236 and $1,684,188 were held in escrow by the custodian as collateral for securities sold short and options written by the EAS Fund, Global Fund and Income Fund, respectively.

As of March 31, 2020, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

EAS Fund:
Assets	Location	Equity Contracts
Call options purchased	Unaffiliated securities, at value	$2,555
Swaps	Unrealized appreciation on swaps	281,740
Total Assets		$284,295

Liabilities	Location	Equity Contracts
Call options written	Options written, at value	$750
Total Liabilities		$750

There were no open derivative contracts at March 31, 2020 for the Global Fund or Income Fund.

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the six month period ended March 31, 2020 are recorded in the following locations in the Consolidated Statement of Operations for the EAS Fund and the Statements of Operations for the Global Fund and the Income Fund:

EAS Fund:
Net change in unrealized
appreciation/(depreciation) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(154,983)
Put options purchased	Unaffiliated Investments	5,270
Call options written	Options written	67,161
Swaps	Swaps	281,740
		$199,188

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$833,727
Put options purchased	Unaffiliated Investments	183,899
Call options written	Options written	3,813
Put options written	Options written	(270,015)
		$751,424

Global Fund:
Net change in unrealized
appreciation/(depreciation) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(2,352)
Put options purchased	Unaffiliated Investments	9,270
		$(6,918)

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

4.	DERIVATIVES TRANSACTIONS (continued)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$388,391
Put options purchased	Unaffiliated Investments	(242,694)
Call options written	Options written	(263,219)
		$(117,522)

Income Fund:
Net change in unrealized
appreciation/(depreciation) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$1,316
Put options purchased	Unaffiliated Investments	3,467
		$4,783

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$98,273
Put options purchased	Unaffiliated Investments	(70,850)
Call options written	Options written	(55,118)
		$(56,427)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the six month period ended March 31, 2020 as disclosed above and within the Consolidated Statement of Operations for the EAS Fund and Statements of Operations for the Global Fund and the Income Fund serve as indicators of the volume of derivative activity for the Funds.

5.	INVESTMENT TRANSACTIONS

For the six month period ended March 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

	Purchases	Sales
EAS Fund	$27,983,633	$31,466,865
Global Fund	28,311,588	35,104.009
Income Fund	23,822,525	19,959,279

There were no Government securities purchased or sold during the period.

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Funds have ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Funds at March 31, 2020, are noted in the EAS Fund’s Consolidated Schedules of Investments and the Global Fund’s and Income Fund’s Schedules of Investments. The Income Fund, Crow Point Small-Cap Growth Fund (the “Growth Fund”), Midwood Long/Short Equity Fund (the “Midwood Fund”) and RVX Emerging Markets Equity Fund (the “RVX Fund”) are mutual funds which are considered affiliates because they are also of common management of the Adviser. The RVX Fund was liquidated on March 25, 2020.

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

6.	INVESTMENTS IN AFFILIATED COMPANIES (continued)

Transactions with affiliated companies during the six month period ended March 31, 2020 were as follows:

EAS Fund:	Value as of September 30, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of March 31, 2020	Income received
Income Fund	$3,605,430	$50,959	$(176,854)	$—	$(2,200,000)	$1,279,535	$22,005
Growth Fund	5,582,652	—	(1,070,249)	—	—	4,512,403	—
Midwood Fund	—	—	(261,579)	850,000	—	588,421	—
RVX Fund	2,865,383	(597,546)	182,685	—	(2,450,522)	—	26,311
Total	$12,053,465	$(546,587)	$(1,325,997)	$850,000	$(4,650,322)	$6,380,359	$48,316

Global Fund:	Value as of September 30, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of March 31, 2020	Income received
RVX Fund	$642,550	$(207,638)	$98,832	$—	$(533,744)	$—	$5,900
Total	$642,550	$(207,638)	$98,832	$—	$(533,744)	$—	$5,900

Income Fund:	Value as of September 30, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of March 31, 2020	Income received
Growth Fund	$—	$—	$20,495	$200,000	$—	$220,495	$—
Midwood Fund	—	—	9,337	200,000	—	209,337	—
Total	$—	$—	$29,832	$400,000	$—	$429,832	$—

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser. Under the Advisory Agreements, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Funds’ current Prospectuses and Statements of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Under the terms of the Advisory Agreement with the Funds, the Adviser receives a monthly management fee equal to annual rates of the Funds’ net assets as follows:

Management Fee Rates
EAS Fund	1.00%
Global Fund	0.80%*
Income Fund	1.00%

* Effective February 1, 2020, the management fee rate for the Global Fund was reduced to 0.80% from 0.88%.

For the six month period ended March 31, 2020, the Adviser earned management fees as follows:

Management Fees
EAS Fund	$158,006
Global Fund	102,377
Income Fund	73,960

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser has entered into an Investment Sub-Advisory Agreement with Winthrop with respect to the Income Fund. The Adviser will continually monitor Winthrop's performance through various analyses and through in person, telephone, and written consultation with Winthrop. The Adviser discusses its expectations for performance with Winthrop and provides evaluations and recommendations to the Board, including whether or not Winthrop's contract should be renewed, modified, or terminated. The Adviser pays a sub-advisory fee to Winthrop from its advisory fee.

The Adviser has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on securities sold short and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such Funds’ business) to not more than 1.70% of the average daily net assets of each share class of the EAS Fund, 1.43% of the average daily net assets of each share class of the Global Fund and 2.00% of the average daily net assets of each share class of the Income Fund through January 31, 2021. Effective February 1, 2020, the expense limitation for the Global Fund was increased to 1.43% from 1.35%. These operating expense limitation agreements can be terminated only by, or with the consent of, the Board of Trustees.

For the six month period ended March 31, 2020, the Adviser waived advisory fees and reimbursed expenses as follows:

	Advisory Fees Waived	Expenses Reimbursed
EAS Fund	$86,827	$—
Global Fund	83,098	—
Income Fund	54,261	—

The Funds invested a portion of their assets in the Income Fund, Growth Fund, Eagle Rock Fund and RVX Fund, which are affiliated Funds (Note 6). As such, the Adviser has agreed to waive its advisory fees on the portion of the Funds’ assets that are invested in the Income Fund, Growth Fund, Eagle Rock Fund, Midwood Fund and RVX Fund. For the six month period ended March 31, 2020, the Adviser waived advisory fees related to assets invested in the affiliated funds as follows:

Affiliated Funds Advisory Fees Waived
EAS Fund	$25,733
Global Fund	3,062
Income Fund	45

These waivers are in addition to amounts waived pursuant to the contractual expense limitations detailed in the above paragraphs and are not recoupable.

Expense waivers and reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Expense waivers and reimbursements made by the Predecessor Income Fund were also subject to possible recoupment from the Predecessor Fund under the same terms. As of September 30, 2019, the total amount of expenses waived/reimbursed subject to recapture and their expiration dates, pursuant to the waiver agreements, was as follows:

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

	Amount Subject to Recoupment	Expiration Dates
EAS Fund	$100,591	April 30, 2020
EAS Fund	175,252	April 30, 2021
EAS Fund	74,935	September 30, 2021
EAS Fund	127,652	September 30, 2022
EAS Fund	86,827	September 30, 2023
Global Fund	205,491	May 31, 2020
Global Fund	233,525	May 31, 2021
Global Fund	79,439	September 30, 2021
Global Fund	181,052	September 30, 2022
Globsl Fund	83,098	September 30, 2023
Income Fund	130,930	September 30, 2020
Income Fund	80,949	September 30, 2021
Income Fund	123,012	September 30, 2022
Income Fund	54,261	September 30, 2023

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the six month period ended March 31, 2020, M3Sixty earned fees pursuant to the ICSA as follows:

ICSA Fees
EAS Fund	$85,307
Global Fund	71,295
Income Fund	54,861

The Funds have also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-l of the 1940 Act, to the Funds for the period and on the terms and conditions set forth in the CCO Agreement.

For the six month ended March 31, 2020, M3Sixty earned fees pursuant to the CCO Agreement as follows:

CCO Agreement Fees
EAS Fund	$8,003
Global Fund	7,522
Income Fund	7,522

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Funds have adopted a Distribution Plans (“Plans”) pursuant to Rule 12b-1 under the 1940 Act for their Investor Class shares. Under the Plans, the Funds may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing Fund shares. The Funds may expend up to 0.25% for Investor Class shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of Investor Class shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The Plan for the EAS Fund took effect October 14, 2017. The Plans for the Global Fund and the Income Fund took effect October 7, 2017. For the six month period ended March 31, 2020, the Fund accrued 12b-1 expenses attributable to Investor Class and Class C shares as follows:

Investor Class
EAS Fund	$1,780
Global Fund	511
Income Fund	18,432

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the six month period ended March 31, 2020 was as follows:

	Ordinary Income	Long-Term Capital Gains
EAS Fund	$40,588	$—
Global Fund	235,918	—
Income Fund	184,930	—

The tax character of distributions during the year ended September 30, 2019 was as follows:

	Ordinary Income	Long-Term Capital Gains
EAS Fund	$92,991	$—
Global Fund	138,259	—
Income Fund	26,240	—

The tax character of distributable earnings (deficit) at September 30, 2019 was as follows:

	Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Losses
EAS Fund	$—	$(1,256,967)	$(52,604)	$(39,510)	$(685,164)	$(2,034,245)
Global Fund	142,376	(91,591)	(785,892)	—	359,946	(375,161)
Income Fund	96,436	(30,292)	(1,478,979)	(12,229)	90,497	(1,334,567)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS (continued)

Capital losses incurred after October 31 and ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At September 30, 2019, the Funds deferred capital and ordinary losses as follows:

	Post-October Capital Losses	Late Year Ordinary Losses
EAS Fund	$517,386	$739,581
Global Fund	91,591	—
Income Fund	30,292	—

At September 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
EAS Fund	$52,604	$—	$52,604
Global Fund	785,890	2	785,892
Income Fund	1,437,495	41,484	1,478,979

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for paydowns, C-Corporation return of capital distributions, real estate investment trusts, grantor trusts, partnerships, and the capitalization of in lieu dividend payments, resulted in reclassifications for the six month period ended September 30, 2019 as follows:

	Paid-in Capital	Total Accumulated Losses
EAS Fund	$(92,991)	$92,991
Global Fund	—	—
Income Fund	—	—

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2020 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
EAS Fund	$21,799,160	$609,121	$(6,263,859)	$(5,654,738)
Global Fund	19,736,523	21,825	(1,737,591)	(1,715,766)
Income Fund	15,378,918	118,152	(931,106)	(812,954)

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Crow Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

10.	RECENT AND SUBSEQUENT EVENTS

The respiratory illness COVID-19, a novel coronavirus, has become a global pandemic and has caused major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may adversely affect the value and/or liquidity of the Funds’ investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

 At a meeting held on April 30, 2020, the Board approved the conversion of the Investor Class shares into the Institutional Class shares for each of the Funds. The conversion took effect at the close of business on Friday, May 29, 2020.

At the same meeting, the Board approved a new investment advisory agreement with Timber Point Capital Management, LLC (“Timber Point”) that covers ongoing management of the Funds (for purposes of this section, the “New Agreement”). The New Agreement is subject to shareholder approval at a meeting that is expected to occur in June 2020. Under the New Agreement, the management fee will not change for the EAS Fund or the Alternative Income Fund. For the Global Fund, the adviser recommended and the Board approved an increase in the advisory fee to 0.80%, which is subject to shareholder approval in June 2020.

The Board also approved a new investment sub-advisory agreement with Winthrop that covers ongoing management of the Income Fund (for purposes of this section, the “New Agreements”). The New Agreements are subject to shareholder approval at a meeting that is expected to occur in June 2020.

Additionally, the Board approved an Agreement and Plan of Reorganization for the proposed reorganization of the EAS Fund with and into the Global Fund. The merger is subject to shareholder approval at a meeting that is expected to occur around July 31, 2020.

At the Meeting, the Board also approved a change to the name of the Funds. Effective May 1, 2020:

–	The new name of the EAS Fund is “Timber Point Alternatives Fund”.

–	The new name of the Global Fund is the “Timber Point Global Allocations Fund”.

–	The new name of the Income Fund is the “Timber Point Alternative Income Fund”.

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Crow Point Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
March 31, 2020 (Unaudited)

The Trust, on behalf of the Funds, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The EAS Fund paid $40,588 of ordinary income during the six month period ended March 31, 2020. The Global Fund paid $235,918 of ordinary income during the six month period ended March 31, 2020. The Income Fund paid $184,930 of ordinary income distributions during the six month period ended March 31, 2020.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2021 to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their own tax advisors.

Crow Point Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
March 31, 2020 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired.	Nine	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009-Present).	Nine	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Partner, Cognios Capital (investment management firm) (2015-present) Chief Executive officer 2015-May 2020; President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	Nine	FNEX Ventures (2018-present)
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present).	Nine	M3Sixty Funds Trust (3 portfolios) (2015 – present); FNEX Ventures (2018- present)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present).	Nine	FNEX Ventures (2018-present)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013-present).	Nine	M3Sixty Funds Trust (3 portfolios) (2015 – present)

* The Interested Trustee is an Interested Trustee because he is an officer and principal owner of the Administrator.

Crow Point Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
March 31, 2020 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015

Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016-present); Chief Compliance Officer and Secretary, WP Trust (2016-present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015); Partner, K&L Gates (2009-2015).

				N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer	Since 2013	Chief Operating Officer, M3Sixty Administration, LLC (2013-present).	N/A	N/A
	Vice President	Since 2018
Larry E. Beaver, Jr.** YOB: 1969	Assistant Treasurer	Since 2017

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-Present); Assistant Treasurer, Capital Management Investment Trust (July 2017-July 2019); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, 360 Funds Trust (2007-2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).

				N/A	N/A
John H. Lively YOB: 1969	Assistant Secretary	Since 2017	Attorney, Practus, LLP (law firm) (2010-present).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

** Effective December 28, 2018, Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

Crow Point Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
March 31, 2020 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $5,000 each year, plus a fee of $1,500 per Fund each year, and $200 per Fund per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$ 2,400	None	None	$ 7,200
Tom M. Wirtshafter	$ 2,000	None	None	$ 6,000
Gary W. DiCenzo	$ 2,400	None	None	$ 7,200
Steven D. Poppen	$ 2,000	None	None	$ 6,000
Thomas J. Schmidt	$ 2,400	None	None	$ 7,200

Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1  Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers nine (9) series of shares.

2  Figures are for the six month period ended March 31, 2020

Crow Point Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) and redemption fees imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectuses.

Expenses and Value of a $1,000 Investment for the period from 10/01/19 through 03/31/20

EAS Fund:	Beginning Account Value (10/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2020)	Expenses Paid During Period(a)
Actual Fund Return (in parentheses)
Class A (-20.36%)	$1,000.00	1.89%	$796.40	$8.49
Class I (-20.25%)	$1,000.00	1.64%	$797.50	$7.37
Hypothetical 5% Return
Class A	$1,000.00	1.89%	$1,015.60	$9.52
Class I	$1,000.00	1.64%	$1,016.80	$8.27

Global Fund:	Beginning Account Value (10/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2020)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Investor Class (-12.20%)	$1,000.00	1.66%	$878.00	$7.79
Institutional Class (-12.01%)	$1,000.00	1.41%	$879.90	$6.63
Hypothetical 5% Return
Investor Class	$1,000.00	1.66%	$1,016.70	$8.37
Institutional Class	$1,000.00	1.41%	$1,018.00	$7.11

Crow Point Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited) (continued)

Expenses and Value of a $1,000 Investment for the period from 10/01/19 through 03/31/20

Income Fund:	Beginning Account Value (10/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2020)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Investor Class (-8.01%)	$1,000.00	2.28%	$919.90	$10.94
Institutional Class (-7.82%)	$1,000.00	2.03%	$921.80	$9.75
Hypothetical 5% Return
Investor Class	$1,000.00	2.28%	$1,013.60	$11.48
Institutional Class	$1,000.00	2.03%	$1,014.90	$10.23

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read them carefully before you invest or send money.

Total EAS Fund operating expense ratios as stated in the current EAS Fund prospectus dated January 28, 2020 for the EAS Fund were as follows:
EAS Crow Point Alternatives Fund Investor Class, gross of fee waivers or expense reimbursements	3.20%
EAS Crow Point Alternatives Fund Investor Class, after waiver and reimbursement*	2.81%
EAS Crow Point Alternatives Fund Institutional Class, gross of fee waivers or expense reimbursements	2.95%
EAS Crow Point Alternatives Fund Institutional Class, after waiver and reimbursement*	2.56%

* Pursuant to an operating expense limitation agreement between the Adviser and the EAS Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such EAS Fund’s business) to not more than 1.70% of the average daily net assets of each share class of the EAS Fund through January 31, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the EAS Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the EAS Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses during the six month period ended March 31, 2020 were 2.58% and 2.36% for the EAS Fund Investor Class and Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the six month period ended March 31, 2020.

Crow Point Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited) (continued)

Total Global Fund operating expense ratios as stated in the current Global Fund prospectus dated January 28, 2020 were as follows:
Crow Point Global Tactical Allocation Fund Investor Class, gross of fee waivers or expense reimbursements	2.88%
Crow Point Global Tactical Allocation Fund Investor Class, after waiver and reimbursement*	2.07%
Crow Point Global Tactical Allocation Fund Institutional Class, gross of fee waivers or expense reimbursements	2.63%
Crow Point Global Tactical Allocation Fund Institutional Class, after waiver and reimbursement*	1.82%

* Pursuant to an operating expense limitation agreement between the Adviser and the Global Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Global Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Global Fund’s business) to not more than 1.43% of the average daily net assets of each share class of the Global Fund through January 31, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Global Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Global Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses during the six month period ended March 31, 2020 were 2.38% and 2.13% for the Crow Point Global Tactical Allocation Fund Investor Class and Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the six month period ended March 31, 2020.

Total Income Fund operating expense ratios as stated in the current Income Fund prospectus dated January 28, 2020 for the Income Fund were as follows:
Crow Point Alternative Income Fund Investor Class, gross of fee waivers or expense reimbursements	3.79%
Crow Point Alternative Income Fund Investor Class, after waiver and reimbursement*	2.61%
Crow Point Alternative Income Fund Institutional Class, gross of fee waivers or expense reimbursements	3.54%
Crow Point Alternative Income Fund Institutional Class, after waiver and reimbursement*	2.36%

* Pursuant to an operating expense limitation agreement between the Adviser and the Income Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Income Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Income Fund’s business) to not more than 2.00% of the average daily net assets of each share class of the Income Fund through January 31, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Income Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Income Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses during the six month period ended March 31, 2020 were 3.02% and 2.77% for the Crow Point Alternative Income Fund Investor Class and Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the six month period ended March 31, 2020.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Crow Point Partners, LLC

280 Summer Street

Suite M1

Boston, MA 02210

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

 Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Midwood Long/Short Equity Fund Institutional Class Shares (Ticker Symbol: MDWDX) Investor Class Shares * A Series of the 360 Funds

SEMI-ANNUAL REPORT

March 31, 2020

Investment Adviser:	Sub-Adviser:

Crow Point Partners, LLC	Midwood Capital Management LLC
280 Summer Street, Suite M1	280 Summer Street, Suite M1
Boston, MA 02210	Boston, MA 02210
1-877-327-0757

www.crowpointfunds.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund’s prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Midwood Long/Short Equity Fund’s (the “Fund”) shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.

* Shares not currently offered for sale.

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
INVESTMENT HIGHLIGHTS
March 31, 2020 (Unaudited)

The investment objective of the Midwood Long/Short Equity Fund (the “Fund”) is to achieve long-term capital appreciation.

Crow Point Partners, LLC (the “Adviser”) serves as Investment Adviser to the Fund. As the Fund’s investment adviser, the Adviser reviews, supervises and administers the Fund’s investment program and also ensures compliance with the Fund’s investment policies and guidelines. Midwood Capital Management LLC (the “Sub-Adviser”) serves as the Sub-Adviser to the Fund. The Sub-Adviser is responsible for selecting the Fund’s portfolio investments.

The Fund employs a long-short investment strategy to attempt to achieve capital appreciation and manage risk by purchasing small-capitalization stocks believed to be undervalued and selling short small-capitalization stocks believed to be overvalued. The Fund generally maintains a net long bias; however, it is anticipated that the Fund will have at least some short exposure at all times with a maximum of 75% of the Fund’s assets being shorted under normal market conditions.

A fundamental element of the Fund’s strategy is its focus generally on areas of the U.S. equities market with the greatest inefficiencies where extensive research and analysis can seek to generate superior long-run performance with an emphasis on small-capitalization companies. Small-capitalization stocks are those companies with market capitalizations similar to companies in the Russell 2000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. The Adviser generally defines small-capitalization as between $152 million and $5 billion at the time of purchase. The Sub-Adviser believes that the small-cap segment of the U.S. equities market is subject to structural inefficiencies and that its value oriented, fundamental research driven approach can yield proprietary information and insights about these small companies, which can lead to attractive long-term investment returns for the Fund. Notwithstanding the Fund’s intent to focus primarily on small-cap stocks, the Fund may from time to time also take advantage of investment opportunities in mid-cap and large-cap companies. The Sub-Adviser will seek to build a focused portfolio consistent with its intensive investment process. The Fund expects to hold a total of approximately 40 to 65 long and short positions, of which 10 to 15 will likely represent core long holdings.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in long and short positions of domestic equity securities. As part of meeting the 80% test, the Fund’s sub-adviser may sell or hold the equity securities received incidental to these investments for a period of time depending on market conditions. Similarly, as part of meeting the 80% test, the Fund may also invest in derivatives, such as options, and in other investment companies, including exchange traded funds (“ETFs”) that focus their investments on equity securities. This 80% test is a non-fundamental policy of the Fund and may be changed upon 60 days’ notice to shareholders of the Fund. The Fund may also invest in convertible debt, fixed income, and debt securities, both in United States and foreign securities markets.

Allocation of Portfolio Holdings

Industry Sector	Percentage of Net Assets*
Basic Materials	2.58%
Communications	12.95%
Consumer, Cyclical	5.97%
Consumer, Non-Cyclical	46.68%
Financials	2.30%
Industrials	2.76%
Technology	(0.14)%
Exchange-Traded Fund	(48.95)%
Cash and Cash Equivalents	75.85%
100.00%

* The percentages in the above table are based on the portfolio holdings of the Fund as of March 31, 2020 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

1

Midwood Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value

COMMON STOCK - 85.19%

Apparel - 3.03%
Crocs, Inc. (a) (d)	37,500	$637,125

Biotechnology - 8.04%
Avid Bioservices, Inc. (a) (d)	105,000	536,550
Baudax Bio, Inc. (a) (d)	210,000	520,800
PDL BioPharma, Inc. (d)	225,000	634,500
		1,691,850
Chemicals - 2.58%
Rogers Corp. (a) (d)	5,750	542,915

Commercial Services - 25.61%
R1 RCM, Inc. (a) (d)	431,000	3,917,790
Rosetta Stone, Inc. (a) (d)	105,000	1,472,100
		5,389,890
Electronics - 2.29%
OSI Systems, Inc. (a)	7,000	482,440

Healthcare Products - 4.30%
BioTelemetry, Inc. (a)	10,000	385,100
Invacare Corp.	70,000	520,100
		905,200
Internet - 0.02%
Actua Corp. (a) (d)	60,003	3,000

Media - 13.90%
EW Scripps Co.	66,500	501,410
Nexstar Media Group, Inc. (d)	42,000	2,424,660
		2,926,070
Metal Fabricate & Hardware - 1.54%
Advanced Drainage Systems, Inc.	11,000	323,840

Office Furnishings - 2.87%
Interface, Inc.	80,000	604,800

Pharmaceuticals - 15.72%
Recro Pharma, Inc. (a) (d)	405,000	3,308,850

Private Equity - 0.92%
Safeguard Scientifics, Inc. (a)	35,000	194,250

Real Estate - 1.38%
Outfront Media, Inc.	21,500	289,820

Retail - 2.99%
Cheesecake Factory, Inc.	17,000	290,360
Denny's Corp.	10,139	77,868
Designer Brands, Inc.	52,500	261,450
		629,678

TOTAL COMMON STOCK (Cost $18,472,770)		17,929,728

2

Midwood Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

SHORT-TERM INVESTMENTS - 4.81%	Shares	Value

Federated Government Obligations Fund - Institutional Shares, 0.33% (b) (c)	1,010,632	$1,010,632
TOTAL SHORT-TERM INVESTMENTS (Cost $1,010,632)		1,010,632

TOTAL INVESTMENTS, AT VALUE (Cost $19,483,402) - 90.00%		$18,940,360

SECURITIES SOLD SHORT (Procceds $12,406,874) - (61.05%) (c )		(12,847,489)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 71.05%		14,952,709

NET ASSETS - 100%		$21,045,580

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day effective yield at March 31, 2020, is subject to change and resets daily.
(c)	All or a portion of the security is segregated as collateral for short positions.

The accompanying notes are an integral part of these financial statements.

3

Midwood Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT
March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

SECURITIES SOLD SHORT - 61.05%	Shares	Value

COMMON STOCK - 12.10%

Beverages - 4.91%
Boston Beer Co., Inc.	2,000	$735,120
National Beverage Corp.	7,000	298,550
		1,033,670
Distribution & Wholesale - 1.26%
Hudson Technologies, Inc.	126,816	87,465
Veritiv Corp.	22,515	176,968
		264,433
Electronics - 1.07%
Badger Meter, Inc.	4,205	225,388

Healthcare Products - 2.08%
Americal Renal Associates Holdings, Inc.	7,000	46,270
Cutera, Inc.	30,000	391,800
		438,070
Media - 0.97%
Sinclair Broadcast Group, Inc.	12,640	203,251

Retail - 1.67%
PetIQ, Inc.	14,740	342,410
Pier 1 Imports, Inc.	36,690	8,255
		350,665
Software - 0.14%
Pareteum Corp.	74,300	30,611

TOTAL COMMON STOCK (Proceeds $2,516,831)		2,546,089

EXCHANGED TRADED FUNDS - 48.95%

iShares Russell 2000 - ETF	90,000	10,301,400
TOTAL EXCHANGE TRADED FUNDS (Proceeds $9,890,043)		10,301,400

TOTAL SECURITIES SOLD SHORT (Proceeds $12,406,874)		$12,847,489

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

4

Midwood Long/Short Equity Fund
Statement of Assets and Liabilities

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investment securities:
At cost	$19,483,402
At value	18,940,360
Deposits at broker	15,842,529
Receivables:
Interest	544
Dividends	8,700
Investment securities sold	714,290
Prepaid expenses	42,592
Total assets	35,549,015

Liabilities:
Securities sold short:
Proceeds from securities sold short	8,221,284
Securities sold short at value	12,847,489
Payables:
Investment securities purchased	1,614,615
Due to adviser	23,298
Due to administrator	11,079
Accrued Trustee fees	4,417
Accrued expenses	2,537
Total liabilities	14,503,435
Net Assets	$21,045,580

Sources of Net Assets:
Paid-in capital	$20,345,496
Total distributable earnings	700,084
Total Net Assets	$21,045,580

Institutional Class Shares:
Net assets	$21,045,580
Shares Outstanding (Unlimited shares of beneficial interest authorized)	3,026,190
Net Asset Value, Offering and Redemption Price Per Share	$6.95

The accompanying notes are an integral part of these financial statements.

5

Midwood Long/Short Equity Fund
Statement of Operations

March 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
March 31, 2020 (a)
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $0)	$39,834
Interest	6,091
Total investment income	45,925

Expenses:
Management fees (Note 5)	80,861
Accounting and transfer agent fees and expenses	34,084
Dividend expense	43,346
Interest expense	36,934
Professional fees	7,974
Trustee fees and expenses	5,486
Miscellaneous	4,104
Compliance officer fees	3,658
Printing & Mailing	2,682
Custodian fees	1,829
Pricing fees	1,707
Registration and filing fees	18
Total expenses	222,683
Less expense reimbursement:
Fees waived/reimbursed by Adviser	(981)
Net expenses	221,702

Net investment loss	(175,777)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(988,735)
Securities sold short	1,757,081
Foreign currency transactions	(4,277)
Net realized gain on investments and foreign currency transactions	764,069

Net change in unrealized appreciation (depreciation) on:
Investments	(10,766,778)
Securities sold short	1,107,043

Net change in unrealized depreciation on investments and securities sold short	(9,659,735)

Net loss on investments and securities sold short	(8,895,666)

Net decrease in net assets resulting from operations	$(9,071,443)

(a)	The Midwood Long/Short Equity Fund commenced operations on January 2, 2020.

The accompanying notes are an integral part of these financial statements.

6

Midwood Long/Short Equity Fund
Statement of Changes in Net Assets	SEMI-ANNUAL REPORT

For the
Period Ended
March 31, 2020 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(175,777)
Net realized gain on investments, foreign currency transactions and securities sold short	764,069
Net change in unrealized depreciation on investments and securities sold short	(9,659,735)
Net decrease in net assets resulting from operations	(9,071,443)

Transactions in shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	1,942,556
Payments for shares redeemed:
Institutional Class	(102)
Increase in net assets from transactions in shares of beneficial interest	1,942,454

Decrease in net assets	(7,128,989)

Net Assets:
Beginning of period	28,174,569

End of period	$21,045,580

Share activity:

Institutional Class:
Shares sold	208,734
Shares redeemed	(10)
Net increase in shares of beneficial interest	208,724

(a)	The Midwood Long/Short Equity Fund commenced operations on January 2, 2020.

The accompanying notes are an integral part of these financial statements.

7

Midwood Long/Short Equity Fund
Financial Highlights	SEMI-ANNUAL REPORT

The following table sets forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class

	For the
	Period Ended
	March 31, 2020 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.00

Investment Operations:
Net investment loss (b)	(0.06)
Net realized and unrealized loss on investments	(2.99)
Total from investment operations	(3.05)

Net Asset Value, End of Year/Period	$6.95

Total Return (c)	(30.50	)%(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$21,046

Ratios of expenses to average net assets:
Before fees waived and expenses reimbursed (d)	3.44	%(f)
After fees waived and expenses reimbursed	3.43	%(f)

Ratios of expenses to average net assets (excluding dividends and interest on margin account):
Before fees waived and expenses reimbursed (d)	2.20	%(f)
After fees waived and expenses reimbursed	2.19	%(f)

Ratios of net investment loss to average net assets	(2.71)%

Portfolio turnover rate	19	%(e)

(a)	The Midwood Long/Short Equity Fund commenced operations on January 2, 2020.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(e)	Not annualized
(f)	Annualized

The accompanying notes are an integral part of these financial statements.

8

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

1.             ORGANIZATION

The Midwood Long/Short Equity Fund (the “Fund”) was organized on January 2, 2020 as a non-diversified series of 360 Funds (the “Trust”). As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund commenced operations on January 2, 2020. The Trust was organized on February 24, 2005, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund’s investment adviser is Crow Point Partners, LLC (the “Adviser”). The Fund’s sub-adviser is Midwood Capital Management LLC (the “Sub-Adviser”). The Fund has two classes of shares, Institutional Class and Investor Class, but currently offers only the Institutional Class.

Effective as of the close of business on January 2, 2020, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the Fund received all of the assets and liabilities of Midwood Capital Partners, L.P. (the “Predecessor Fund”). The shareholders of the Predecessor Fund received shares of the Fund with aggregate net asset values equal to the aggregate net asset values of their shares in the Predecessor Fund immediately prior to the Reorganization. The Predecessor Fund’s investment objectives, policies and limitations were substantially identical to those of the Fund, which had no operations prior to the Reorganization. For financial reporting purposes, the Predecessor Fund’s operating history prior to the Reorganization is reflected in the financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America (“GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)            Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940.  Your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

c)             Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

As of and during the period from January 2, 2020 (commencement of operations) through March 31, 2020 (the “period”), the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period ended March 31, 2020, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, GAAP requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  Management has reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax period ending September 30, 2020 and has determined that the Fund does not have a liability for uncertain tax positions. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

9

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

d)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)             Short Sales – The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Trust’s Board of Trustees (the “Board”) and that is equal to the current market value of the securities sold short until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

g)            Non-Diversified Fund – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

h)            Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

i)             Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

10

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

3.             SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

11

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

3.             SECURITIES VALUATIONS (continued)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the Trust adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board on securities being fair valued or manually priced.  The Independent Chairman and Trustee of the Trust, along with the Trust’s Principal Financial Officer and Chief Compliance Officer and other officers of the Trust are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security.  In turn, the Independent Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2020.

Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$17,929,728	$—	$—	$17,929,728
Short-Term Investments	1,010,632	—	—	1,010,632
Total Assets	$18,940,360	$—	$—	$18,940,360

Financial Instruments – Liabilities
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$2,546,089	$—	$—	$2,546,089
Exchange-Traded Funds (1)	10,301,400	—	—	10,301,400
Total Assets	$12,847,489	$—	$—	$12,847,489

(1)  For a detailed break-out of common stock, closed-end funds by industry or asset class, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the period ended March 31, 2020. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

12

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

4.             INVESTMENT TRANSACTIONS

For the period ended March 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$9,035,731	$4,536,419

There were no Government securities purchased or sold during the period.

5.             ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. As the Fund’s investment adviser, the Adviser reviews, supervises and administers the Fund’s investment program and also ensures compliance with the Fund’s investment policies and guidelines.

The Adviser is responsible for selecting the Fund’s sub-adviser(s), subject to approval by the Board. The Adviser selects a sub-adviser that has shown good investment performance in its areas of expertise. The Adviser considers various factors in evaluating a sub-adviser, including: (i) level of knowledge and skill; (ii) performance as compared to its peers or benchmark; (iii) level of compliance with investment rules and strategies; (iv) employees’ facilities and financial strength; and (v) quality of service.

The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Adviser. The Adviser will also continually monitor the Sub-Adviser’s performance through various analyses and through in person, telephone, and written consultations with the Sub-Adviser. The Adviser discusses its expectations for performance with the Sub-Adviser and provides evaluations and recommendations to the Board, including whether or not the Sub-Adviser’s contract should be renewed, modified, or terminated.

The Adviser is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Adviser, custodian, transfer agent, administrative agent, or other parties. For its services, the Adviser is entitled to receive an investment advisory fee from the Fund at an annualized rate of 1.25%, based on the average daily net assets of the Fund. The Adviser pays a sub-advisory fee to the Sub-Adviser from its advisory fee. For the period ended March 31, 2020, the Adviser earned $80,861 of advisory fees.

The Adviser has entered into a written expense limitation agreement, through at least January 31, 2022, under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to an annual rate of 2.25% of the average daily net assets of each class of shares of the Fund. This expense cap agreement may be terminated by either party upon 90 days’ written notice provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

For the year ended March 31, 2020, the Adviser waived advisory fees of $981 and did not reimburse any expenses.

Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. As of March 31, 2020, the total amount of expenses waived/reimbursed subject to recapture and their expiration dates, pursuant to the waiver agreements, was as follows:

Amount Subject to Recoupment	Expiration Dates
$ 981	September 30, 2023

13

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

5.             ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the period ended March 31, 2020, M3Sixty earned $34,084, including out of pocket expenses.

The Fund has also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-l of the 1940 Act, to the Fund for the period and on the terms and conditions set forth in the CCO Agreement. Pursuant to the CCO Agreement, M3Sixty earned $3,658 during the period ended March 31, 2020.

Certain officers and an interested Trustee of the Trust are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of the Fund’s shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Fund’s shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

The Fund with respect to its Investor Class shares has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that the Fund may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares (this compensation is commonly referred to as “12b-1 fees”).

6.             DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

During the period ended March 31, 2020, the Fund did not pay any distributions.

The tax character of distributable earnings (deficit) will be determined after the end of the Fund’s initial fiscal year ending September 30, 2020.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2020 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$7,076,578	$3,138,699	$(4.122.406)	$(983,707)

7.             COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

14

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

8.             SUBSEQUENT EVENTS

At a meeting held on April 30, 2020 (the “Meeting”), the Board approved the appointment of Midwood Capital Management LLC (“Midwood”) as the new investment adviser to the Fund. At the Meeting, the Board also approved a new investment advisory agreement with Midwood (the “New Agreement”). The New Agreement is subject to shareholder approval at a meeting that is expected to occur in June 2020.

The Adviser plans to resign as investment adviser to the Fund following shareholder approval of the New Agreement with Midwood, which currently serves as the Fund’s sub-adviser. David Cohen, Principal of Midwood, has served as the Fund’s portfolio manager since its inception, and he will continue to serve as the portfolio manager to the Fund following the shareholder approval of the New Agreement.

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

15

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
March 31, 2020 (Unaudited)

The Trust, on behalf of the Fund, files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  The Fund did not pay any distributions during the period ended March 31, 2020.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2021 to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their own tax advisors.

16

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
March 31, 2020 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired.	Nine	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009-Present).	Nine	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Partner, Cognios Capital (investment management firm) (2015-present) Chief Executive officer 2015-2020; President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	Nine	FNEX Ventures (2018-present)
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present).	Nine	M3Sixty Funds Trust (3 portfolios) (2015 – present); FNEX Ventures (2018- present)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present).	Nine	FNEX Ventures (2018-present)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present).	Nine	M3Sixty Funds Trust (3 portfolios) (2015 – present)

* The Interested Trustee is an Interested Trustee because he is an officer and principal owner of the Administrator.

17

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
March 31, 2020 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016-present); Chief Compliance Officer and Secretary, WP Trust (2016-present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015); Partner, K&L Gates (2009-2015).	N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer Vice President	Since 2013 Since 2018	Chief Operating Officer, M3Sixty Administration, LLC (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016).	N/A	N/A
Larry E. Beaver, Jr.** YOB: 1969	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-Present); Assistant Treasurer, Capital Management Investment Trust (July 2017-July 2019); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, 360 Funds Trust (2007-2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
John H. Lively YOB: 1969	Assistant Secretary	Since 2017	Attorney, Practus, LLP (law firm) (2010-present).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

** Effective December 28, 2018, Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

18

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
March 31, 2020 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$ 125	None	None	$ 125
Tom M. Wirtshafter	$ 125	None	None	$ 125
Gary W. DiCenzo	$ 125	None	None	$ 125
Steven D. Poppen	$ 125	None	None	$ 125
Thomas J. Schmidt	$ 125	None	None	$ 125
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers nine (9) series of shares.

2 Figures are for the period ended March 31, 2020.

19

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/02/20 through 03/31/20

	Beginning Account Value (01/02/2020)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2020)	Expenses Paid During Period(a)
Actual Fund Return (in parentheses)
Institutional Class (-30.50%)	$1,000.00	3.43%	$695.00	$7.07

Expenses and Value of a $1,000 Investment for the period from 04/01/18 through 09/30/18

	Beginning Account Value (10/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2020)	Expenses Paid During Period(b)
Hypothetical 5% Return
Institutional Class	$1,000.00	3.43%	$1,007.90	$17.22

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period from January 3, 2020, the date of initial expense accruals, through March 31, 2020, multiplied by 89/366 to reflect the period January 3, 2020, the date of initial expense accruals, through March 31, 2020.

(b)	Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

20

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated January 2, 2020 were as follows:
Midwood Long/Short Equity Fund Investor Class, gross of fee waivers or expense reimbursements	3.28%
Midwood Long/Short Equity Fund Investor Class, after waiver and reimbursement*	3.28%
Midwood Long/Short Equity Fund Institutional Class, gross of fee waivers or expense reimbursements	3.03%
Midwood Long/Short Equity Fund Institutional Class, after waiver and reimbursement*	3.03%

* The Adviser has entered into a written expense limitation agreement, through at least January 31, 2022, under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to an annual rate of 2.25% of the average daily net assets of each class of shares of the Fund. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap agreement may be terminated by either party upon 90 days’ written notice provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Total Gross Operating Expenses during the period ended March 31, 2020 were 3.43% for the Midwood Long/Short Equity Fund Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the period ended March 31, 2020.

21

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT

Approval of the Investment Advisory Agreement and Sub-Advisory Agreement for the Midwood Long/Short Equity Fund (Unaudited)

Approval of the Investment Advisory Agreement

At a meeting held on October 30, 2019, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and Crow Point Partners, LLC (“Crow Point”) (the “Advisory Agreement”). Legal Counsel (“Counsel”) noted that the 1940 Act requires the approval of an investment advisory agreement with the Trust by a majority of the Independent Trustees.

The Board reflected on its discussions with the representative from Crow Point regarding the proposed Advisory Agreement, the expense limitation agreement, and the manner in which the Fund is to be managed. Counsel referred the Board to the Meeting Materials, which included, among other things, a memorandum from Counsel addressing the duties of the Trustees regarding the approval of the proposed Advisory Agreement, a request letter from Counsel to Crow Point and Crow Point’s responses to that request letter, a copy of Crow Point’s financial information, a fee comparison analysis for the Fund and comparable mutual funds, and the proposed Advisory Agreement and expense limitation agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and expense limitation agreement. Counsel outlined the various factors that the Board should consider in deciding whether to approve the Advisory Agreement, including: (i) the nature, extent and quality of the services to be provided by Crow Point; (ii) the investment performance of the Fund and Crow Point; (iii) the costs of the services to be provided and profits to be realized by Crow Point from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Crow Point’s practices regarding possible conflicts of interest and other benefits derived by Crow Point.

The Board had requested and received various informational materials including, without limitation: (i) documents containing information about Crow Point, including financial information, a description of personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of the Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (iii) benefits to be realized by Crow Point from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

(1)       The nature, extent, and quality of the services to be provided by Crow Point.

In this regard, the Board considered the responsibilities Crow Point would have under the Advisory Agreement. The Board reviewed the services to be provided by Crow Point to the Fund including, without limitation: Crow Point’s procedures for assuring compliance with the Fund’s investment objectives and limitations; Crow Point’s coordination of services for the Fund among the Fund’s service providers; and Crow Point’s anticipated efforts to promote the Fund, grow its assets and assist in the distribution of the Fund’s shares. The Board also considered the services anticipated to be provided to the Fund. The Board noted that Crow Point would provide the same services to the Fund that it provides to other series in the Trust. The Board considered: Crow Point’s staffing, personnel, and methods of operating; the education and experience of Crow Point’s personnel; and Crow Point’s compliance program, policies, and procedures. After reviewing the foregoing and further information provided by Crow Point, the Board concluded that the nature, extent and quality of the services to be provided by Crow Point were satisfactory and adequate for the Fund.

(2)       Investment performance of the Fund and Crow Point.

The Board noted that the Fund has not yet commenced operations in the Trust and no investment performance was available. The Board noted that the Fund would be sub-advised by Midwood Capital Management LLC (“Midwood”), which has managed the strategy in a limited partnership for nearly 16 years. The Board also noted that Crow Point does not have any investment companies or separately managed accounts that have similar strategies as the Fund.

22

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT

Approval of the Investment Advisory Agreement and Sub-Advisory Agreement for the Midwood Long/Short Equity Fund (Unaudited)(continued)

Approval of the Investment Advisory Agreement (continued)

(3)       The costs of the services to be provided and profits to be realized by Crow Point from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by Crow Point from the relationship with the Fund, the Trustees considered: Crow Point’s staffing, personnel, and methods of operating; the financial condition of Crow Point and the level of commitment to the Fund by Crow Point and its principals; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered financial statements of Crow Point and discussed the financial stability and productivity of the firm, noting that Crow Point had a net loss during the fiscal year ended December 31, 2018. The Trustees considered the fees and expenses of the Fund (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management and its size, among other factors. The Trustees noted that the Fund’s management fee of 1.25% for the Fund is slightly above the average management fee for Morningstar’s U.S. Long-Short Equity category but within the category range. The Board also noted that the proposed management fee was below the average and median of the peer group provided by Crow Point and Midwood. The Trustees determined that in light of the services to be provided by Crow Point to the Fund, the management fee was fair and reasonable and could have been negotiated at arms-length light of all the surrounding circumstances.

(4)	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Crow Point. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangement in place for the Fund. The Trustees expressed the view that benefits associated with the expense limitation arrangements were more valuable to shareholders while assets were at lower levels than breakpoints in that each dollar invested benefits from Crow Point’s commitment to contain costs, whereas breakpoint structures typically require a fund to reach significant asset levels in order to realize lower costs. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than Crow Point, and they considered the efforts of Crow Point in negotiating such arrangements. The Trustees noted that Crow Point did not have separately managed accounts with similar strategies as the Fund. Following further discussion of the Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5)       Possible conflicts of interest and benefits derived by Crow Point.

In considering Crow Point’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Fund; and the substance and administration of Crow Point’s code of ethics. It was noted in the materials provided by Crow Point that Crow Point is not affiliated with any broker dealer. Based on the foregoing, the Board determined that Crow Point’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Crow Point specified no benefits or detriments, other than receipt of advisory fees, in managing the assets of the Fund.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the Fund.

23

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT

Approval of the Investment Advisory Agreement and Sub-Advisory Agreement for the Midwood Long/Short Equity Fund (Unaudited)(continued)

Approval of the Sub-Advisory Agreement

Also at a meeting held on October 30, 2019, the Board considered the approval of the Sub-Advisory Agreement between Crow Point and Midwood for the Fund (the “Sub-Advisory Agreement”).

The Board reflected on its discussions with the representative from Midwood regarding the proposed Sub-Advisory Agreement and the manner in which the Fund is to be managed. The Board noted that the Fund is not yet operational, but that Midwood currently manages the Midwood Limited Partnership, which has a substantially similar investment strategy to the Fund and the Midwood Limited Partnership is expected to reorganize into the Fund. Counsel noted that the performance history of the limited partnership would become the performance history of the Fund. Counsel referred the Board to the Meeting Materials, which included, among other things, a memorandum from Counsel addressing the duties of the Trustees regarding the approval of the proposed Sub-Advisory Agreement, a request letter from Counsel to Midwood and Midwood’s responses to that request letter, a copy of Midwood’s financial information, a fee comparison analysis for the Fund and comparable mutual funds and the proposed Sub-Advisory Agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Sub-Advisory Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Sub-Advisory Agreement, including: (i) the nature, extent and quality of the services to be provided by Midwood; (ii) the investment performance of the Fund and Midwood; (iii) the costs of the services to be provided and profits to be realized by Midwood from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Midwood’s practices regarding possible conflicts of interest and other benefits derived by Midwood.

The Board had requested and received various informational materials including, without limitation: (i) documents containing information about Midwood, including financial information, a description of personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by Midwood from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Sub-Advisory Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:

(1)       The nature, extent, and quality of the services to be provided by Midwood.

In this regard, the Board considered the responsibilities Midwood would have under the Sub-Advisory Agreement. The Board reviewed the services to be provided by Midwood to the Fund including, without limitation, Midwood’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations and its anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of its shares. The Board also considered: Midwood’s staffing, personnel, and methods of operating; the education and experience of Midwood’s personnel; and Midwood’s compliance program, policies and procedures. After reviewing the foregoing and further information provided by Midwood, the Board concluded that the nature, extent, and quality of the services to be provided by Midwood were satisfactory and adequate for the Fund.

(2)        Investment performance of the Fund and Midwood.

The Board noted that the Fund has not yet commenced operations in the Trust, but it considered the historical performance of Midwood in managing the Midwood Limited Partnership, which would be reorganized into the Fund. The Board also considered the historical efforts of Midwood personnel to sub-advise a registered investment company using the same strategy as the Fund, as well as the performance of that registered investment company. Based on these considerations, the Board determined that the information presented regarding the performance of Midwood in managing the Midwood Limited Partnership and sub-advising a registered investment company using the same strategy as the Fund was satisfactory.

24

Midwood Long/Short Equity Fund	SEMI-ANNUAL REPORT

Approval of the Investment Advisory Agreement and Sub-Advisory Agreement for the Midwood Long/Short Equity Fund (Unaudited)(continued)

Approval of the Sub-Advisory Agreement (continued)

(3)       The costs of the services to be provided and profits to be realized by Midwood from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by Midwood from the relationship with the Fund, the Trustees considered: Midwood’s staffing, personnel and methods of operating; the financial condition of Midwood and the level of commitment to the Fund by Midwood and its principal; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered financial statements of Midwood and discussed the financial stability and profitability of the firm. The Trustees noted that Midwood is currently registered with the SEC and that Midwood is currently profitable. The Trustees considered the fees and expenses of the Fund (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management and its size, among other factors. The Trustees noted that the Fund’s management fee of 1.25% for the Fund is slightly above the average management fee for Morningstar’s long/short equity funds category but within the category range. The Board also noted that the proposed management fee was below the average and median of the peer group submitted by Crow Point and Midwood. The Trustees considered the portion of the management fee that would be received by Midwood, and determined that, in light of the services to be provided by Midwood to the Fund, the management fee was fair and reasonable and could have been negotiated at arms-length in light of all the surrounding circumstances.

(4)	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with respect to Midwood. The Trustees determined that although the management fee and the sub-advisory fee to Midwood would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangements in place for the Fund which Midwood has agreed to share responsibility for with Crow Point. The Trustees expressed the view that benefits associated with the expense limitation arrangements were more valuable to shareholders while assets were at lower levels than breakpoints in management fees, in that each dollar invested benefits from Midwood’s commitment to contain costs, whereas breakpoint structures typically require a fund to reach significant asset levels in order to realize lower costs. Midwood Limited Partnership. Following further discussion of the Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5)       Possible conflicts of interest and benefits derived by Midwood.

In considering Midwood’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Fund; Midwood’s usage of soft dollars; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of Midwood’s code of ethics. The Trustees noted that Midwood perceives the primary benefits to be derived by Midwood to be the potential for enhanced firm profile, credibility and reputation, as well as greater transparency of the firm’s performance and investment management skills and access thereto. The Trustees also noted that Midwood intends to use soft dollars with the Fund. Based on the foregoing, the Board determined that Midwood’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Sub-Advisory Agreement with respect to the Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Sub-Advisory Agreement with respect to the Fund.

25

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Crow Point Partners, LLC

280 Summer Street

Suite M1

Boston, MA 02210

INVESTMENT SUB-ADVISER

Midwood Capital Management LLC

280 Summer Street

Suite M1

Boston, MA 02210

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, OH 45263

26

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in the semi-annual reports to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(a)       Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: June 8, 2020